UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22903
J.P. Morgan Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

277 Park Avenue
New York, NY 10172
(Address of principal executive offices) (Zip code)
J.P. Morgan Investment Management Inc.
Gregory S. Samuels
277 Park Avenue
New York, NY 10172
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
1-844-457-6383
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable. Notices do not incorporate disclosures from the shareholder reports.

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Premium Income ETF

Ticker: JEPI - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Premium Income ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Premium Income ETF	$37	0.35%
How did the Fund Perform?
The JPMorgan Equity Premium Income ETF returned 10.54% for the year ended June 30, 2024. The S&P 500 Index (the “Index”) returned 24.56% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 43% of the Index’s total return with 53% of the Index’s volatility during the period.
  The Fund’s security selection in the consumer discretionary and health care sectors contributed to performance.
  The Fund’s underweight position in Apple Inc. and overweight position in Trane Technologies plc were among the top contributors to performance.
  The Fund’s security selection in the information technology and consumer staples sectors detracted from performance.
  The Fund’s underweight position in NVIDIA Corp. and overweight position in Bristol Myers Squibb Co. were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Equity Premium Income ETF - Net Asset Value	May 20, 2020	10.54%	12.42%
JPMorgan Equity Premium Income ETF - Market Price		10.44	12.41
S&P 500 Index		24.56	17.77
ICE BofA 3-Month US Treasury Bill Index		5.42	2.24
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Equity Premium Income ETF, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from May 20, 2020 to June 30, 2024.The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month, the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the balancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023.S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$33,755,582,783
Total number of portfolio holdings	133
Portfolio turnover rate	174%
Total advisory fees paid	$108,103,352
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the S&P 500 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JEPI-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Active Value ETF

Ticker: JAVA - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Value ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Value ETF	$46	0.44%
How did the Fund Perform?
The JPMorgan Active Value ETF returned 13.29% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Value Index returned 13.06% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocations to Bank of America Corp. and Meta Platforms, Inc. contributed to performance.
  The Fund’s security selection in the materials and industrials sectors detracted from performance.
  The Fund’s underweight allocation to JPMorgan Chase & Co. and overweight allocation to Bristol Myers Squibb Co. detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Value ETF - Net Asset Value	October 4, 2021	13.29%	8.42%
JPMorgan Active Value ETF - Market Price		13.35	8.44
Russell 1000 Index		23.88	9.62
Russell 1000 Value Index		13.06	6.07
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Value ETF, the Russell 1000 Index and the Russell 1000 Value Index from October 4, 2021 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Index and the Russell 1000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is an unmanaged index measuring the performance of the 1,000 largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Value Index is an unmanaged index measuring the performance of those Russell 1000 companies with lower price to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$1,265,912,410
Total number of portfolio holdings	166
Portfolio turnover rate	87%
Total advisory fees paid	$3,510,956
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JAVA-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Market Expansion Enhanced Equity ETF

Ticker: JMEE - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Market Expansion Enhanced Equity ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Market Expansion Enhanced Equity ETF	$26	0.24%
How did the Fund Perform?
The JPMorgan Market Expansion Enhanced Equity ETF returned 14.36% for the year ended June 30, 2024. The S&P Composite 1500 Index returned 23.52% and the S&P 1000 Index returned 12.08% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer cyclical and finance sectors contributed to performance.
  The Fund’s overweight positions in Super Micro Computer, Inc. and EMCOR Group, Inc. were among the top contributors to performance.
  The Fund’s security selection in the semiconductors and telecommunications sectors detracted from performance.
  The Fund’s underweight position in Onto Innovation Inc. and an overweight position in SolarEdge Technologies, Inc. were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Market Expansion Enhanced Equity ETF - Net Asset Value	July 31, 1998*	14.36%	10.55%	8.91%
JPMorgan Market Expansion Enhanced Equity ETF - Market Price		14.33	10.56	8.91
S&P Composite 1500 Index		23.52	14.59	12.50
S&P 1000 Index		12.08	9.61	8.87
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to close of business on May 6, 2022 is the performance of the Acquired Fund’s Class R6 Shares. The inception date for the Acquired Fund’s Class R6 Shares was October 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The inception date for the Acquired Fund’s Class I Shares was July 31, 1998. Because performance for the Fund’s shares has not been adjusted to reflect the Fund’s different expenses than those of the Acquired Fund’s Class R6 Shares and Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”), its performance may have differed. Performance for the Acquired Fund is based on the net asset value ("NAV") per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on May 9, 2022, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund, the the S&P Composite 1500 Index and the S&P 1000 Index from June 30, 2014 to June 30,2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P Composite 1500 Index and the the S&P 1000 Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P Composite 1500 Index is an unmanaged index generally representative of the performance of the U.S. equity market. The S&P Composite 1500 Index is a combination of the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index. The S&P 1000 Index is an unmanaged index generally representative of the performance of mid and small cap companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares. The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023.S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$1,127,839,632
Total number of portfolio holdings	580
Portfolio turnover rate	26%
Total advisory fees paid	$2,348,913
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Healthcare Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JMEE-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Nasdaq Equity Premium Income ETF

Ticker: JEPQ - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Nasdaq Equity Premium Income ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Nasdaq Equity Premium Income ETF	$39	0.35%
How did the Fund Perform?
The JPMorgan Nasdaq Equity Premium Income ETF returned 26.40% for the year ended June 30, 2024. The S&P 500 Index returned 24.56%, the Nasdaq-100 Index (the “Index”) returned 30.77% and the ICE BofA 3-Month US Treasury Bill Index returned 5.42% for the year ended June 30, 2024.
  The Fund captured 86% of the Index’s positive return with 68% of the Index’s volatility during the period.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocation in NVIDIA Corp. and underweight allocation in Fortinet, Inc. were among the top contributors to performance.
  The Fund’s security selection in the utilities and consumer staples sectors detracted from performance.
  The Fund’s underweight positions in Pinduoduo Inc. and Broadcom, Inc. were among the top detractors from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Nasdaq Equity Premium Income ETF - Net Asset Value	May 3, 2022	26.40%	16.83%
JPMorgan Nasdaq Equity Premium Income ETF - Market Price		26.41	16.88
S&P 500 Index		24.56	15.11
Nasdaq-100 Index		30.77	21.88
ICE BofA 3-Month US Treasury Bill Index		5.42	4.22
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Nasdaq Equity Premium Income ETF, the Nasdaq-100 Index, the S&P 500 Index and the ICE BofA 3-Month US Treasury Bill Index from May 3, 2022 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index, the Nasdaq-100 Index and the ICE BofA 3-Month US Treasury Bill Index does not reflect the deduction of expenses associated with an exchange-traded fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Index levels are in total return USD. The Nasdaq-100 Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications,retail/wholesale trade and biotechnology. It does not contain securities of financial companies, including investment companies. The ICE BofA 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the ICE BofA 3-Month US Treasury Bill Index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond, 3 months from the balancing date. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023.S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Nasdaq®, Nasdaq-100 Index®, Nasdaq 100® and NDX® are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by the adviser. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed,sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
Source ICE Data Indices, LLC is used with permission. ICE® is a registered trademark of ICE Data Indices, LLC or its affiliates and BofA® is a registered trademark of Bank of America Corporation licensed by Bank of America Corporation and its affiliates ("BofA"), and may not be used without BofA's prior written approval. The index data referenced herein is the property of ICE Data Indices, LLC, its affiliates (“ICE Data”) and/or its third party suppliers and has been licensed for use by J.P. Morgan Investment Management, Inc. ICE Data and its Third Party Suppliers accept no liability in connection with the use of such index data or marks. See prospectus for a full copy of the Disclaimer.

KEY FUND STATISTICS
Fund net assets	$15,244,636,032
Total number of portfolio holdings	97
Portfolio turnover rate	168%
Total advisory fees paid	$30,499,698
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
(a)	Equity-Linked Notes that are linked to the Nasdaq-100 Index.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JEPQ-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Active Growth ETF

Ticker: JGRO - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Growth ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Growth ETF	$51	0.44%
How did the Fund Perform?
The JPMorgan Active Growth ETF returned 35.21% for the year ended June 30, 2024. The Russell 1000 Index returned 23.88% and the Russell 1000 Growth Index returned 33.48% for the year ended June 30, 2024.
  The Fund’s security selection in the consumer discretionary and industrials sectors contributed to performance.
  The Fund’s underweight allocation to Apple, Inc. and overweight allocation to Meta Platforms, Inc. contributed to performance.
  The Fund’s security selection and overweight position in the energy sector and security selection in the health care sector detracted from performance.
  The Fund’s overweight allocation to Exact Sciences, Inc. and underweight position in Alphabet Inc. detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Growth ETF - Net Asset Value	August 8, 2022	35.21%	24.35%
JPMorgan Active Growth ETF - Market Price		35.05	24.30
Russell 1000 Index		23.88	16.89
Russell 1000 Growth Index		33.48	23.68
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Growth ETF, the Russell 1000 Index and the Russell 1000 Growth Index from August 8, 2022 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 1000 Growth Index and the Russell 1000 Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 1000 Index is an unmanaged index measuring the performance of the 1,000 largest companies (on the basis of capitalization) in the Russell 3000 Index. The Russell 1000 Growth Index is an unmanaged index measuring the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$2,088,861,811
Total number of portfolio holdings	97
Portfolio turnover rate	30%
Total advisory fees paid	$4,207,109
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JGRO-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Active Small Cap Value ETF

Ticker: JPSV - NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Active Small Cap Value ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Small Cap Value ETF	$78	0.74%
How did the Fund Perform?
The JPMorgan Active Small Cap Value ETF returned 12.54% for the year ended June 30, 2024. The Russell 3000 Index returned 23.13% and the Russell 2000 Value Index returned 10.90% for the year ended June 30, 2024.
  The Fund’s security selection in the industrials and consumer staples sectors contributed to performance.
  The Fund’s overweight allocations to Comfort Systems USA, Inc. and Primo Water Corporation contributed to performance.
  The Fund’s security selection in the financials and consumer discretionary sectors detracted from performance.
  The Fund’s underweight allocation to Carvana Co. and overweight allocation to Everi Holdings Inc. detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Small Cap Value ETF - Net Asset Value	March 7, 2023	12.54%	8.16%
JPMorgan Active Small Cap Value ETF - Market Price		12.38	8.12
Russell 3000 Index		23.13	26.77
Russell 2000 Value Index		10.90	6.01
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan Active Small Cap Value ETF, the Russell 3000 Index and the Russell 2000 Value Index from March 7, 2023 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Russell 3000 Index and the Russell 2000 Value Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The Russell 3000 Index is an unmanaged index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 2000 Value Index is an unmanaged index measuring performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in  accordance with accounting principles generally accepted in the United States of America.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$13,161,060
Total number of portfolio holdings	119
Portfolio turnover rate	27%
Total advisory fees paid	$93,661
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund added “Financials Sector Risk” and “Industrials Sector Risk” disclosure to its summary prospectus as of November 1, 2023.  This disclosure was added in light of larger concentrations of portfolio securities in these sectors.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPSV-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan U.S. Tech Leaders ETF

Ticker: JTEK - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan U.S. Tech Leaders ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Tech Leaders ETF	$57	0.65%
*	This charge is annualized.
How did the Fund Perform?
The JPMorgan U.S. Tech Leaders ETF returned 38.42% for the period from Fund inception to June 30, 2024. The S&P 500 Index returned 29.49% and the Russell 1000 Equal Weight Technology Index returned 22.80% for the period.
  The Fund’s overall security selection in the technology sector, particularly in the semiconductors and software subsectors, contributed to performance.
  The Fund’s overweight allocations to NVIDIA Corp. and Meta Platforms, Inc. contributed to performance.
  The Fund’s security selection in the industrials and energy sectors detracted from performance.
  The Fund’s out-of-benchmark allocation to Tesla, Inc. and lack of exposure to AppLovin Corp. detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	SINCE INCEPTION*
JPMorgan U.S. Tech Leaders ETF - Net Asset Value	October 4, 2023	38.42%
JPMorgan U.S. Tech Leaders ETF - Market Price		38.50
S&P 500 Index		29.49
Russell 1000 Equal Weight Technology Index		22.80
*	Not annualized.
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
The graph illustrates comparative performance for $10,000 invested in shares of the JPMorgan U.S. Tech Leaders ETF, the S&P 500 Index and the Russell 1000 Equal Weight Technology Index from October 4, 2023 to June 30, 2024.The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the the S&P 500 Index and Russell 1000 Equal Weight Technology Index does not reflect the deduction of expenses associated with an exchange-traded fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmarks, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Index levels are in total return USD. The Russell 1000 Equal Weight Technology Index equally weights securities within the technology sector in the Russell 1000 Index. The index is re-weighted on a quarterly basis and captures the performance of an equal weight investment strategy for U.S. large cap technology stocks. Investors cannot invest directly in an Index.
Performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares. The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights,which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023.S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
Frank Russell Company is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. Frank Russell Company is not responsible for the formatting or configuration of this material or for any inaccuracy in the adviser's presentation thereof.

KEY FUND STATISTICS
Fund net assets	$539,819,191
Total number of portfolio holdings	58
Portfolio turnover rate	32%
Total advisory fees paid	$1,162,012
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)

Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JTEK-624

ANNUAL SHAREHOLDER REPORT | June 30, 2024 (Unaudited)
JPMorgan Equity Focus ETF

Ticker: JPEF - The NASDAQ Stock Market® LLC
ANNUAL SHAREHOLDER REPORT
This annual shareholder report contains important information about the JPMorgan Equity Focus ETF for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383 or by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Equity Focus ETF	$57	0.50%
How did the Fund Perform?
The JPMorgan Equity Focus ETF returned 29.43% for the year ended June 30, 2024. The S&P 500 Index returned 24.56% for the year ended June 30, 2024.
  The Fund’s security selection in the information technology and consumer discretionary sectors contributed to performance.
  The Fund’s overweight allocations to Meta Platforms, Inc. and Trane Technologies plc contributed to performance.
  The Fund’s security selection and overweight position in the real estate sector and its overweight position in the energy sector detracted from performance.
  The Fund’s overweight allocations to Weyerhaeuser Co. and J.B. Hunt Transport Services, Inc. detracted from performance.
Fund Performance
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Equity Focus ETF - Net Asset Value	July 29, 2011*	29.43%	17.13%	13.78%
JPMorgan Equity Focus ETF - Market Price		29.54	17.15	13.79
S&P 500 Index		24.56	15.05	12.86
*	Inception date for Class I Shares of the Acquired Fund (as defined below).
The performance quoted is past performance and is not a guarantee of future results. Exchange-traded funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
JPMorgan Equity Focus ETF (the “Fund”) acquired the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the performance for the Fund prior to the close of business on July 28, 2023 is the performance of the Acquired Fund’s Class R6 Shares. Inception date for the Acquired Fund’s Class R6 Shares is October 1, 2018. Returns for the Acquired Fund’s Class R6 Shares prior to their inception date are based on the performance of the Acquired Fund’s Class I Shares. The actual returns of the Acquired Fund’s Class R6 Shares would have been different than those shown because the Acquired Fund’s Class R6 Shares had different expenses than the Acquired Fund’s Class I Shares. Inception date for the Acquired Fund’s Class I Shares is July 29, 2011. Because performance for the Fund’s shares has not been adjusted to reflect the Fund’s different expenses, its performance may have been different from the performance of the Acquired Fund’s Class R6 Shares and Class I Shares. In addition, had the Acquired Fund been structured as an exchange-traded fund (“ETF”),  its performance may have differed. Performance for the Acquired Fund is based on the net asset value (“NAV”) per share of the Acquired Fund Shares rather than on market-determined prices. Prior to the Fund’s listing on July 31, 2023, the NAV performance of the Fund and the Class R6 Shares of the Acquired Fund are used as proxy market price returns.
The graph illustrates comparative performance for $10,000 invested in shares of the Fund and the S&P 500 Index (“Index”) from June 30, 2014 to June 30, 2024. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the S&P 500 Index does not reflect the deduction of expenses associated with an ETF and approximates the minimum possible dividend reinvestment of the securities included in the Index, if applicable. The S&P 500 Index is an unmanaged index generally representative of the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.
Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods. Without these waivers and reimbursements,performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
The returns shown are based on NAVs calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the NAVs in accordance with accounting principles generally accepted in the United States of America.
The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by the adviser. Copyright © 2023. S&P Dow Jones Indices LLC, a subsidiary of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

KEY FUND STATISTICS
Fund net assets	$665,492,645
Total number of portfolio holdings	41
Portfolio turnover rate	41%
Total advisory fees paid	$1,859,885
PORTFOLIO COMPOSITION - SECTOR
(% of Total Investments)
Material changes to the Fund during the period
The Fund acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (the “Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization.
Effective July 28, 2023, the Fund’s contractual net expense ratio was 0.50%, which was lower than the Acquired Fund’s contractual net expense ratio for Class R6 Shares, which was 0.60%.
Availability of Additional Information
At www.jpmorganfunds.com/funddocuments, you can find additional information about the Fund, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 1-844-457-6383.
JPEF-624

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 13(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the code of ethics or waivers granted with respect to the code of ethics in the period covered by the report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The Audit committee financial experts are Gary L. French, Kathleen M. Gallagher, Raymond Kanner and Lawrence R. Maffia, each of whom is not an “interested person” of the Registrant and is also “independent” as defined by the U.S. Securities and Exchange Commission for the purposes of the audit committee financial expert determination.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2024 – $352,450
2023 – $233,444

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES
2024 – $40,305
2023 – $32,527

Audit-related fees consists of security count procedures performed as required under Rule 17f-2 of the Investment Company Act of 1940 during the Registrant’s fiscal year.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2024 – $92,251
2023 – $68,721

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2024 and 2023, respectively.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2024 – $0
2023 – $0

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit Committee pre-approves the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the

“Pre-approval List”). The Audit Committee annually reviews and pre-approves the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee adds to, or subtracts from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2024 – 0.0%
2023 – 0.0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent registered public accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were:

2023 - $35.0 million
2022 - $31.6 million

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

Not applicable.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1)

That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2)	The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3)	Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4)	The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5)	Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Annual Report
J.P. Morgan Exchange-Traded Funds
June 30, 2024
Fund	Ticker	Listing Exchange
JPMorgan Active Growth ETF	JGRO	NYSE Arca, Inc.
JPMorgan Active Small Cap Value ETF	JPSV	NYSE Arca, Inc.
JPMorgan Active Value ETF	JAVA	NYSE Arca, Inc.
JPMorgan Equity Premium Income ETF	JEPI	NYSE Arca, Inc.
JPMorgan Market Expansion Enhanced Equity ETF	JMEE	NYSE Arca, Inc.
JPMorgan Nasdaq Equity Premium Income ETF	JEPQ	The NASDAQ Stock Market® LLC
JPMorgan U.S. Tech Leaders ETF	JTEK	The NASDAQ Stock Market® LLC

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets.
Prospective investors should refer to the Funds’ prospectuses for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from a Fund. Shares may only be subscribed and redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Aerospace & Defense — 0.7%
TransDigm Group, Inc.	10,939	13,975,776
Automobiles — 1.3%
Tesla, Inc. *	132,906	26,299,439
Beverages — 0.7%
Celsius Holdings, Inc. *	129,218	7,377,055
Constellation Brands, Inc., Class A	27,167	6,989,526
Monster Beverage Corp. *	25,120	1,254,744
		15,621,325
Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc. *	20,916	5,082,588
Exact Sciences Corp. *	88,681	3,746,772
Natera, Inc. *	78,805	8,533,794
Regeneron Pharmaceuticals, Inc. *	37,510	39,424,135
		56,787,289
Broadline Retail — 7.0%
Amazon.com, Inc. *	707,383	136,701,765
MercadoLibre, Inc. (Brazil) *	5,727	9,411,752
		146,113,517
Building Products — 1.3%
Trane Technologies plc	82,929	27,277,836
Capital Markets — 2.8%
Blackstone, Inc.	121,924	15,094,191
Interactive Brokers Group, Inc., Class A	67,682	8,297,813
KKR & Co., Inc.	154,828	16,294,099
Moody's Corp.	23,984	10,095,585
Morgan Stanley	81,297	7,901,256
		57,682,944
Commercial Services & Supplies — 0.4%
Copart, Inc. *	153,322	8,303,919
Communications Equipment — 1.0%
Arista Networks, Inc. *	57,546	20,168,722
Construction & Engineering — 0.8%
Quanta Services, Inc.	67,052	17,037,243
Distributors — 0.1%
Pool Corp.	8,421	2,588,026
Electrical Equipment — 2.0%
AMETEK, Inc.	51,461	8,579,063
Eaton Corp. plc	55,741	17,477,591
INVESTMENTS	SHARES	VALUE($)

Electrical Equipment — continued
Hubbell, Inc.	16,338	5,971,212
Vertiv Holdings Co., Class A	120,904	10,466,659
		42,494,525
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	141,609	9,540,198
Jabil, Inc.	22,935	2,495,099
		12,035,297
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	417,006	10,904,707
Entertainment — 2.9%
Netflix, Inc. *	67,040	45,243,955
Spotify Technology SA *	27,995	8,784,551
Take-Two Interactive Software, Inc. *	45,380	7,056,136
		61,084,642
Financial Services — 2.4%
Block, Inc. *	29,395	1,895,684
Mastercard, Inc., Class A	107,457	47,405,730
		49,301,414
Ground Transportation — 1.7%
Saia, Inc. *	14,731	6,986,766
Uber Technologies, Inc. *	397,145	28,864,499
		35,851,265
Health Care Equipment & Supplies — 1.6%
Cooper Cos., Inc. (The)	71,516	6,243,347
Edwards Lifesciences Corp. *	35,604	3,288,741
Intuitive Surgical, Inc. *	55,992	24,908,041
		34,440,129
Health Care Providers & Services — 1.2%
McKesson Corp.	31,654	18,487,202
UnitedHealth Group, Inc.	11,887	6,053,574
		24,540,776
Hotels, Restaurants & Leisure — 3.6%
Airbnb, Inc., Class A *	19,414	2,943,745
Booking Holdings, Inc.	5,450	21,590,175
Chipotle Mexican Grill, Inc. *	192,504	12,060,376
Domino's Pizza, Inc.	9,518	4,914,429
DoorDash, Inc., Class A *	131,598	14,315,230
Hilton Worldwide Holdings, Inc.	27,725	6,049,595
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Marriott International, Inc., Class A	42,309	10,229,047
Starbucks Corp.	42,224	3,287,138
		75,389,735
Household Durables — 0.9%
DR Horton, Inc.	79,712	11,233,812
Garmin Ltd.	43,719	7,122,700
		18,356,512
Insurance — 0.5%
Progressive Corp. (The)	48,725	10,120,670
Interactive Media & Services — 10.4%
Alphabet, Inc., Class C	558,641	102,465,932
Meta Platforms, Inc., Class A	226,795	114,354,575
		216,820,507
IT Services — 0.8%
MongoDB, Inc. *	18,959	4,738,991
Shopify, Inc., Class A (Canada) *	108,394	7,159,424
Snowflake, Inc., Class A *	33,687	4,550,777
		16,449,192
Life Sciences Tools & Services — 0.6%
Mettler-Toledo International, Inc. *	1,917	2,679,180
Thermo Fisher Scientific, Inc.	19,345	10,697,785
		13,376,965
Machinery — 0.9%
Deere & Co.	5,659	2,114,372
Ingersoll Rand, Inc.	101,221	9,194,916
ITT, Inc.	55,335	7,148,175
		18,457,463
Media — 0.7%
Trade Desk, Inc. (The), Class A *	150,933	14,741,626
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	81,807	3,975,820
Oil, Gas & Consumable Fuels — 0.6%
Cheniere Energy, Inc.	8,635	1,509,657
ConocoPhillips	40,016	4,577,030
EOG Resources, Inc.	54,169	6,818,252
		12,904,939
Personal Care Products — 0.4%
elf Beauty, Inc. *	37,589	7,920,754
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — 4.5%
Eli Lilly & Co.	99,805	90,361,451
Royalty Pharma plc, Class A	128,336	3,384,220
		93,745,671
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	49,854	7,672,531
Semiconductors & Semiconductor Equipment — 17.4%
Advanced Micro Devices, Inc. *	182,133	29,543,794
ASML Holding NV (Registered), NYRS (Netherlands)	3,669	3,752,396
Broadcom, Inc.	40,099	64,380,147
Entegris, Inc.	66,084	8,947,774
Lam Research Corp.	26,532	28,252,600
NVIDIA Corp.	1,643,548	203,043,920
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	97,586	16,961,423
Teradyne, Inc.	58,117	8,618,170
		363,500,224
Software — 17.0%
Adobe, Inc. *	2,875	1,597,178
Confluent, Inc., Class A *	169,753	5,012,806
Crowdstrike Holdings, Inc., Class A *	26,512	10,159,133
Fair Isaac Corp. *	3,719	5,536,327
HubSpot, Inc. *	22,513	13,277,942
Intuit, Inc.	40,149	26,386,324
Microsoft Corp.	474,396	212,031,292
Oracle Corp.	193,949	27,385,599
Palo Alto Networks, Inc. *	53,800	18,238,738
Salesforce, Inc.	10,871	2,794,934
ServiceNow, Inc. *	14,013	11,023,607
Synopsys, Inc. *	36,270	21,582,826
		355,026,706
Specialty Retail — 1.5%
AutoZone, Inc. *	2,485	7,365,789
Lowe's Cos., Inc.	43,348	9,556,500
TJX Cos., Inc. (The)	123,822	13,632,802
		30,555,091
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	511,360	107,702,643
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 0.4%
Air Lease Corp.	69,539	3,305,189
WW Grainger, Inc.	6,667	6,015,234
		9,320,423
Total Common Stocks (Cost $1,625,906,266)		2,038,546,263
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $50,270,146)	50,270,146	50,270,146
Total Investments — 100.0% (Cost $1,676,176,412)		2,088,816,409
Other Assets Less Liabilities — 0.0% ^		45,402
NET ASSETS — 100.0%		2,088,861,811

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	3

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.6%
Aerospace & Defense — 1.4%
Cadre Holdings, Inc.	2,340	78,531
Moog, Inc., Class A	651	108,912
		187,443
Automobile Components — 0.6%
Patrick Industries, Inc.	728	79,024
Banks — 15.3%
BancFirst Corp.	1,021	89,542
Camden National Corp.	2,932	96,756
City Holding Co.	897	95,306
Columbia Banking System, Inc.	4,294	85,408
First Busey Corp.	6,384	154,556
First Commonwealth Financial Corp.	6,753	93,259
First Merchants Corp.	3,326	110,722
Heritage Commerce Corp.	12,034	104,696
Independent Bank Corp.	1,494	75,776
Independent Bank Corp.	7,134	192,618
Old National Bancorp	9,215	158,406
Premier Financial Corp.	5,310	108,642
Provident Financial Services, Inc.	4,328	62,107
QCR Holdings, Inc.	1,410	84,600
Simmons First National Corp., Class A	4,093	71,955
SouthState Corp.	2,162	165,220
TriCo Bancshares	2,833	112,102
WSFS Financial Corp.	3,162	148,614
		2,010,285
Beverages — 1.1%
Primo Water Corp.	6,527	142,680
Building Products — 4.2%
AZZ, Inc.	1,652	127,618
CSW Industrials, Inc.	535	141,941
Hayward Holdings, Inc. *	8,185	100,675
Janus International Group, Inc. *	4,536	57,290
UFP Industries, Inc.	1,135	127,120
		554,644
Capital Markets — 3.9%
Donnelley Financial Solutions, Inc. *	2,060	122,817
Hamilton Lane, Inc., Class A	1,096	135,444
LPL Financial Holdings, Inc.	434	121,216
Virtus Investment Partners, Inc.	595	134,381
		513,858
Chemicals — 4.6%
Hawkins, Inc.	1,320	120,120
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
HB Fuller Co.	2,222	171,005
Innospec, Inc.	1,201	148,431
Quaker Chemical Corp.	358	60,753
Stepan Co.	1,203	101,004
		601,313
Commercial Services & Supplies — 0.2%
Aris Water Solutions, Inc., Class A	2,006	31,434
Construction & Engineering — 1.0%
Comfort Systems USA, Inc.	420	127,730
Containers & Packaging — 0.3%
Pactiv Evergreen, Inc.	3,842	43,491
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	46	32,179
Diversified Telecommunication Services — 1.1%
Iridium Communications, Inc.	5,454	145,185
Electric Utilities — 1.0%
Portland General Electric Co.	3,006	129,979
Electronic Equipment, Instruments & Components — 4.7%
Insight Enterprises, Inc. *	377	74,782
Knowles Corp. *	7,025	121,251
Plexus Corp. *	965	99,569
TTM Technologies, Inc. *	9,339	181,457
Vishay Intertechnology, Inc.	6,317	140,869
		617,928
Energy Equipment & Services — 3.1%
Cactus, Inc., Class A	1,694	89,342
ChampionX Corp.	5,064	168,175
Noble Corp. plc	1,593	71,128
Weatherford International plc *	627	76,776
		405,421
Financial Services — 2.3%
PennyMac Financial Services, Inc.	1,417	134,048
Radian Group, Inc.	5,313	165,235
		299,283
Food Products — 1.0%
Flowers Foods, Inc.	3,350	74,370
Vital Farms, Inc. *	1,287	60,193
		134,563
Gas Utilities — 2.2%
Chesapeake Utilities Corp.	1,078	114,483
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — continued
ONE Gas, Inc.	2,009	128,275
Southwest Gas Holdings, Inc.	755	53,137
		295,895
Ground Transportation — 1.1%
Marten Transport Ltd.	7,929	146,290
Health Care Equipment & Supplies — 0.9%
Inmode Ltd. *	2,556	46,622
Utah Medical Products, Inc.	1,025	68,480
		115,102
Health Care Providers & Services — 3.9%
Encompass Health Corp.	2,869	246,131
Ensign Group, Inc. (The)	1,098	135,812
Patterson Cos., Inc.	5,659	136,495
		518,438
Health Care REITs — 0.9%
CareTrust REIT, Inc.	4,816	120,882
Hotel & Resort REITs — 0.9%
RLJ Lodging Trust	5,735	55,228
Sunstone Hotel Investors, Inc.	6,046	63,241
		118,469
Hotels, Restaurants & Leisure — 0.9%
Bloomin' Brands, Inc.	2,497	48,017
Everi Holdings, Inc. *	4,610	38,724
Jack in the Box, Inc.	594	30,259
		117,000
Household Durables — 2.0%
La-Z-Boy, Inc.	2,035	75,865
M/I Homes, Inc. *	923	112,735
Meritage Homes Corp.	440	71,214
		259,814
Industrial REITs — 1.3%
Plymouth Industrial REIT, Inc.	3,671	78,486
Terreno Realty Corp.	1,549	91,670
		170,156
Insurance — 3.2%
Safety Insurance Group, Inc.	2,175	163,190
Selective Insurance Group, Inc.	2,734	256,531
		419,721
Interactive Media & Services — 0.8%
IAC, Inc. *	2,377	111,362
INVESTMENTS	SHARES	VALUE($)

IT Services — 0.7%
ASGN, Inc. *	1,010	89,052
Life Sciences Tools & Services — 0.4%
Fortrea Holdings, Inc. *	2,031	47,404
Machinery — 5.6%
Alamo Group, Inc.	608	105,184
Atmus Filtration Technologies, Inc. *	2,618	75,346
Enpro, Inc.	566	82,393
Kadant, Inc.	442	129,851
Mueller Industries, Inc.	2,424	138,022
Toro Co. (The)	859	80,325
Watts Water Technologies, Inc., Class A	659	120,841
		731,962
Media — 1.0%
John Wiley & Sons, Inc., Class A	3,093	125,885
Multi-Utilities — 0.8%
Unitil Corp.	2,142	110,934
Office REITs — 1.8%
Equity Commonwealth *	6,819	132,288
Highwoods Properties, Inc.	3,751	98,539
		230,827
Oil, Gas & Consumable Fuels — 5.4%
Chord Energy Corp.	1,009	169,189
CNX Resources Corp. *	3,639	88,428
Equitrans Midstream Corp.	9,458	122,765
Magnolia Oil & Gas Corp., Class A	6,094	154,422
Matador Resources Co.	2,901	172,899
		707,703
Personal Care Products — 1.6%
Edgewell Personal Care Co.	3,067	123,263
Inter Parfums, Inc.	699	81,105
		204,368
Pharmaceuticals — 0.6%
Prestige Consumer Healthcare, Inc. *	1,176	80,968
Professional Services — 0.6%
Verra Mobility Corp. *	3,089	84,021
Residential REITs — 1.3%
American Homes 4 Rent, Class A	2,177	80,897
Centerspace	1,308	88,460
		169,357
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	5

JPMorgan Active Small Cap Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 2.3%
Agree Realty Corp.	2,597	160,858
Kite Realty Group Trust	6,409	143,434
		304,292
Semiconductors & Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	1,828	73,157
Cohu, Inc. *	3,644	120,616
Diodes, Inc. *	970	69,772
Synaptics, Inc. *	1,394	122,951
		386,496
Specialty Retail — 1.8%
Group 1 Automotive, Inc.	483	143,586
Urban Outfitters, Inc. *	2,172	89,161
		232,747
Textiles, Apparel & Luxury Goods — 2.9%
Carter's, Inc.	1,430	88,617
Kontoor Brands, Inc.	1,954	129,257
Movado Group, Inc.	1,736	43,157
Steven Madden Ltd.	2,928	123,855
		384,886
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies, Inc.	737	142,978
Beacon Roofing Supply, Inc. *	1,435	129,867
McGrath RentCorp	1,180	125,729
		398,574
INVESTMENTS	SHARES	VALUE($)

Water Utilities — 0.8%
American States Water Co.	1,508	109,436
Total Common Stocks (Cost $12,246,103)		12,848,481
Short-Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b) (Cost $308,189)	308,189	308,189
Total Investments — 100.0% (Cost $12,554,292)		13,156,670
Other Assets Less Liabilities — 0.0% ^		4,390
NET ASSETS — 100.0%		13,161,060

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.7%
Aerospace & Defense — 2.2%
General Dynamics Corp.	36,367	10,551,521
Northrop Grumman Corp.	16,971	7,398,508
RTX Corp.	70,915	7,119,157
TransDigm Group, Inc.	1,784	2,279,256
		27,348,442
Air Freight & Logistics — 1.4%
FedEx Corp.	26,318	7,891,189
United Parcel Service, Inc., Class B	73,668	10,081,466
		17,972,655
Banks — 8.7%
Bank of America Corp.	753,102	29,950,866
Citigroup, Inc.	255,821	16,234,401
Fifth Third Bancorp	214,938	7,843,088
First Citizens BancShares, Inc., Class A	945	1,591,011
M&T Bank Corp.	39,708	6,010,203
PNC Financial Services Group, Inc. (The)	42,210	6,562,811
Truist Financial Corp.	329,729	12,809,972
US Bancorp	109,174	4,334,208
Wells Fargo & Co.	413,686	24,568,811
		109,905,371
Beverages — 0.3%
PepsiCo, Inc.	25,540	4,212,312
Biotechnology — 4.1%
AbbVie, Inc.	135,106	23,173,380
Biogen, Inc. *	16,533	3,832,680
BioMarin Pharmaceutical, Inc. *	35,346	2,910,036
Neurocrine Biosciences, Inc. *	14,368	1,978,043
Regeneron Pharmaceuticals, Inc. *	10,762	11,311,185
Vertex Pharmaceuticals, Inc. *	18,868	8,843,809
		52,049,133
Broadline Retail — 0.1%
Amazon.com, Inc. *	6,790	1,312,168
Building Products — 2.3%
Carrier Global Corp.	328,974	20,751,680
Masco Corp.	48,326	3,221,895
Trane Technologies plc	14,539	4,782,313
		28,755,888
Capital Markets — 4.4%
Ares Management Corp.	32,446	4,324,403
BlackRock, Inc.	9,964	7,844,856
Blackstone, Inc.	21,922	2,713,944
INVESTMENTS	SHARES	VALUE($)

Capital Markets — continued
Charles Schwab Corp. (The)	221,675	16,335,231
CME Group, Inc.	14,666	2,883,336
Goldman Sachs Group, Inc. (The)	9,916	4,485,205
Intercontinental Exchange, Inc.	9,250	1,266,232
Morgan Stanley	119,236	11,588,547
Northern Trust Corp.	53,075	4,457,238
		55,898,992
Chemicals — 2.1%
Air Products and Chemicals, Inc.	37,914	9,783,708
Axalta Coating Systems Ltd. *	300,743	10,276,388
Chemours Co. (The)	297,379	6,711,844
		26,771,940
Commercial Services & Supplies — 0.3%
Republic Services, Inc.	19,036	3,699,456
Construction Materials — 0.6%
Vulcan Materials Co.	32,431	8,064,941
Consumer Finance — 0.9%
American Express Co.	37,997	8,798,206
Capital One Financial Corp.	15,583	2,157,466
		10,955,672
Consumer Staples Distribution & Retail — 2.6%
BJ's Wholesale Club Holdings, Inc. *	79,871	7,015,869
Dollar General Corp.	25,311	3,346,873
Performance Food Group Co. *	107,526	7,108,544
Walmart, Inc.	222,914	15,093,507
		32,564,793
Containers & Packaging — 0.8%
Ball Corp.	40,923	2,456,198
Graphic Packaging Holding Co.	169,450	4,441,285
Silgan Holdings, Inc.	71,353	3,020,372
		9,917,855
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	87,726	3,617,820
Electric Utilities — 2.0%
Entergy Corp.	17,878	1,912,946
NextEra Energy, Inc.	207,287	14,677,993
Xcel Energy, Inc.	174,884	9,340,554
		25,931,493
Electrical Equipment — 2.5%
Eaton Corp. plc	31,389	9,842,021
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	7

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electrical Equipment — continued
Emerson Electric Co.	103,301	11,379,638
GE Vernova, Inc. *	23,359	4,006,302
NEXTracker, Inc., Class A *	36,663	1,718,762
nVent Electric plc	23,516	1,801,561
Regal Rexnord Corp.	17,838	2,412,054
		31,160,338
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	191,838	7,452,906
Energy Equipment & Services — 0.3%
Baker Hughes Co.	97,922	3,443,917
Entertainment — 0.8%
Live Nation Entertainment, Inc. *	15,602	1,462,532
Walt Disney Co. (The)	30,591	3,037,380
Warner Bros Discovery, Inc. *	310,034	2,306,653
Warner Music Group Corp., Class A	104,960	3,217,024
		10,023,589
Financial Services — 5.4%
Berkshire Hathaway, Inc., Class B *	80,626	32,798,657
Block, Inc. *	74,712	4,818,177
Corpay, Inc. *	30,751	8,192,374
Fidelity National Information Services, Inc.	87,740	6,612,086
Fiserv, Inc. *	93,966	14,004,692
MGIC Investment Corp.	90,265	1,945,211
		68,371,197
Food Products — 2.3%
Archer-Daniels-Midland Co.	52,252	3,158,633
Hershey Co. (The)	14,520	2,669,212
Lamb Weston Holdings, Inc.	156,181	13,131,698
Mondelez International, Inc., Class A	156,725	10,256,084
		29,215,627
Ground Transportation — 2.0%
CSX Corp.	487,679	16,312,862
Uber Technologies, Inc. *	29,429	2,138,900
Union Pacific Corp.	29,156	6,596,837
		25,048,599
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	51,790	1,732,376
Becton Dickinson & Co.	17,437	4,075,201
Boston Scientific Corp. *	86,492	6,660,749
INVESTMENTS	SHARES	VALUE($)

Health Care Equipment & Supplies — continued
Medtronic plc	106,955	8,418,428
Zimmer Biomet Holdings, Inc.	32,932	3,574,110
		24,460,864
Health Care Providers & Services — 5.3%
Cardinal Health, Inc.	118,650	11,665,668
Cigna Group (The)	18,349	6,065,629
CVS Health Corp.	283,405	16,737,899
Humana, Inc.	11,007	4,112,766
UnitedHealth Group, Inc.	49,712	25,316,333
Universal Health Services, Inc., Class B	19,371	3,582,279
		67,480,574
Health Care REITs — 0.8%
Ventas, Inc.	201,314	10,319,356
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	161,873	2,910,477
Hotels, Restaurants & Leisure — 2.2%
Booking Holdings, Inc.	803	3,181,084
Carnival Corp. *	354,175	6,630,156
McDonald's Corp.	55,496	14,142,601
Royal Caribbean Cruises Ltd. *	20,271	3,231,806
Viking Holdings Ltd. *	2,077	70,493
		27,256,140
Household Durables — 0.8%
Mohawk Industries, Inc. *	29,182	3,314,783
Toll Brothers, Inc.	61,036	7,030,127
		10,344,910
Household Products — 0.6%
Procter & Gamble Co. (The)	47,895	7,898,843
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	81,193	1,426,561
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	47,339	10,108,770
Insurance — 2.9%
Aon plc, Class A	6,327	1,857,481
Chubb Ltd.	26,801	6,836,399
Hartford Financial Services Group, Inc. (The)	64,422	6,476,988
Marsh & McLennan Cos., Inc.	17,857	3,762,827
MetLife, Inc.	154,493	10,843,864
Travelers Cos., Inc. (The)	36,849	7,492,875
		37,270,434
SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 1.0%
Alphabet, Inc., Class C	32,312	5,926,667
Meta Platforms, Inc., Class A	13,593	6,853,863
		12,780,530
IT Services — 0.3%
International Business Machines Corp.	19,531	3,377,886
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	12,847	7,104,391
Machinery — 1.4%
Deere & Co.	4,956	1,851,711
Dover Corp.	54,736	9,877,111
Parker-Hannifin Corp.	11,563	5,848,681
		17,577,503
Media — 1.2%
Charter Communications, Inc., Class A *	11,499	3,437,741
Comcast Corp., Class A	283,902	11,117,602
Sirius XM Holdings, Inc. (a)	200,415	567,175
		15,122,518
Metals & Mining — 0.7%
Alcoa Corp.	54,233	2,157,389
Freeport-McMoRan, Inc.	149,892	7,284,751
		9,442,140
Multi-Utilities — 1.8%
CMS Energy Corp.	151,825	9,038,142
Dominion Energy, Inc.	100,307	4,915,043
NiSource, Inc.	109,648	3,158,959
Public Service Enterprise Group, Inc.	85,643	6,311,889
		23,424,033
Oil, Gas & Consumable Fuels — 7.7%
Chevron Corp.	217,474	34,017,283
ConocoPhillips	140,917	16,118,087
EOG Resources, Inc.	71,936	9,054,584
Exxon Mobil Corp.	300,018	34,538,072
Marathon Petroleum Corp.	19,982	3,466,477
		97,194,503
Passenger Airlines — 0.3%
Delta Air Lines, Inc.	73,335	3,479,012
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	443,076	18,400,947
Eli Lilly & Co.	4,333	3,923,012
Johnson & Johnson	77,207	11,284,575
INVESTMENTS	SHARES	VALUE($)

Pharmaceuticals — continued
Merck & Co., Inc.	24,000	2,971,200
Pfizer, Inc.	93,398	2,613,276
		39,193,010
Residential REITs — 1.1%
AvalonBay Communities, Inc.	10,045	2,078,210
Equity LifeStyle Properties, Inc.	103,968	6,771,436
Equity Residential	80,337	5,570,567
		14,420,213
Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc. *	33,113	5,371,260
Analog Devices, Inc.	52,532	11,990,954
First Solar, Inc. *	6,002	1,353,211
Microchip Technology, Inc.	42,699	3,906,959
NXP Semiconductors NV (China)	42,338	11,392,732
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	62,978	10,946,206
Teradyne, Inc.	27,661	4,101,850
Texas Instruments, Inc.	52,546	10,221,773
		59,284,945
Software — 0.9%
Microsoft Corp.	23,144	10,344,211
Oracle Corp.	11,272	1,591,606
		11,935,817
Specialized REITs — 2.5%
American Tower Corp.	17,705	3,441,498
Digital Realty Trust, Inc.	69,350	10,544,667
Equinix, Inc.	10,640	8,050,224
SBA Communications Corp.	47,713	9,366,062
		31,402,451
Specialty Retail — 3.0%
AutoZone, Inc. *	3,275	9,707,427
Home Depot, Inc. (The)	19,352	6,661,732
Lowe's Cos., Inc.	36,097	7,957,945
O'Reilly Automotive, Inc. *	4,275	4,514,657
TJX Cos., Inc. (The)	82,010	9,029,301
		37,871,062
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	105,155	2,226,131
Seagate Technology Holdings plc	88,532	9,142,700
		11,368,831
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	9

JPMorgan Active Value ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd. *	48,959	1,619,564
Kontoor Brands, Inc.	44,093	2,916,752
NIKE, Inc., Class B	46,754	3,523,849
		8,060,165
Tobacco — 1.6%
Philip Morris International, Inc.	194,804	19,739,489
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	53,138	4,952,462
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	19,069	3,359,576
Total Common Stocks (Cost $1,135,449,285)		1,224,262,570
Short-Term Investments — 3.3%
Investment Companies — 3.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $40,756,464)	40,756,464	40,756,464
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $545,974)	545,974	545,974
Total Short-Term Investments (Cost $41,302,438)		41,302,438
Total Investments — 100.0% (Cost $1,176,751,723)		1,265,565,008
Other Assets Less Liabilities — 0.0% ^		347,402
NET ASSETS — 100.0%		1,265,912,410

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $532,626.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 85.6%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	99,198	43,245,368
RTX Corp.	1,758,144	176,500,076
Textron, Inc.	1,818,298	156,119,067
		375,864,511
Air Freight & Logistics — 1.4%
FedEx Corp.	467,300	140,115,232
United Parcel Service, Inc., Class B	2,338,415	320,012,093
		460,127,325
Banks — 0.4%
US Bancorp	3,025,139	120,098,018
Beverages — 3.6%
Coca-Cola Co. (The)	6,920,754	440,505,992
Monster Beverage Corp. *	7,231,422	361,209,529
PepsiCo, Inc.	2,477,183	408,561,792
		1,210,277,313
Biotechnology — 4.2%
AbbVie, Inc.	2,824,898	484,526,505
Regeneron Pharmaceuticals, Inc. *	441,552	464,084,398
Vertex Pharmaceuticals, Inc. *	995,444	466,584,512
		1,415,195,415
Broadline Retail — 1.7%
Amazon.com, Inc. *	2,923,468	564,960,191
Building Products — 2.0%
Carrier Global Corp.	1,760,977	111,082,429
Trane Technologies plc	1,661,995	546,680,016
		657,762,445
Capital Markets — 1.7%
Ameriprise Financial, Inc.	360,253	153,896,479
CME Group, Inc.	1,773,897	348,748,150
Intercontinental Exchange, Inc.	528,388	72,331,034
		574,975,663
Chemicals — 2.0%
Dow, Inc.	3,285,634	174,302,884
Linde plc	911,121	399,809,006
LyondellBasell Industries NV, Class A	951,967	91,065,163
		665,177,053
Commercial Services & Supplies — 0.2%
Cintas Corp.	81,393	56,996,262
Veralto Corp.	223,858	21,371,723
		78,367,985
INVESTMENTS	SHARES	VALUE($)

Communications Equipment — 0.3%
Motorola Solutions, Inc.	215,027	83,011,173
Consumer Finance — 0.5%
American Express Co.	727,002	168,337,313
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp.	537,438	456,816,926
Walmart, Inc.	2,829,814	191,606,706
		648,423,632
Electric Utilities — 2.8%
NextEra Energy, Inc.	4,641,161	328,640,610
PG&E Corp.	7,124,063	124,386,140
Southern Co. (The)	6,313,600	489,745,952
		942,772,702
Electrical Equipment — 1.5%
AMETEK, Inc.	323,148	53,872,003
Eaton Corp. plc	1,263,727	396,241,601
Emerson Electric Co.	558,132	61,483,821
		511,597,425
Electronic Equipment, Instruments & Components — 0.3%
Keysight Technologies, Inc. *	741,460	101,394,655
Financial Services — 5.3%
Berkshire Hathaway, Inc., Class B *	580,154	236,006,647
Corpay, Inc. *	818,874	218,156,222
Fiserv, Inc. *	1,760,440	262,375,978
Jack Henry & Associates, Inc.	795,709	132,103,608
Mastercard, Inc., Class A	1,113,962	491,435,476
Visa, Inc., Class A	1,742,904	457,460,013
		1,797,537,944
Food Products — 1.2%
Mondelez International, Inc., Class A	6,200,160	405,738,470
Ground Transportation — 1.2%
CSX Corp.	7,055,681	236,012,529
Old Dominion Freight Line, Inc.	546,898	96,582,187
Union Pacific Corp.	321,348	72,708,199
		405,302,915
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	1,680,932	174,665,644
Boston Scientific Corp. *	2,371,725	182,646,542
Medtronic plc	1,264,996	99,567,835
Stryker Corp.	901,581	306,762,936
		763,642,957
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	11

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — 1.7%
Centene Corp. *	27	1,790
Elevance Health, Inc.	305,581	165,582,121
UnitedHealth Group, Inc.	817,635	416,388,800
		581,972,711
Health Care REITs — 0.1%
Welltower, Inc.	451,919	47,112,556
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	46,624	184,700,976
Chipotle Mexican Grill, Inc. *	4,418,960	276,847,844
McDonald's Corp.	360,127	91,774,764
Yum! Brands, Inc.	3,191,193	422,705,425
		976,029,009
Household Products — 1.7%
Church & Dwight Co., Inc.	2,203,701	228,479,720
Procter & Gamble Co. (The)	2,187,676	360,791,526
		589,271,246
Industrial Conglomerates — 1.4%
Honeywell International, Inc.	2,169,230	463,217,374
Industrial REITs — 0.6%
Prologis, Inc.	1,899,371	213,318,357
Insurance — 3.8%
Aflac, Inc.	787,286	70,312,512
Chubb Ltd.	687,427	175,348,879
MetLife, Inc.	1,397,866	98,116,214
Progressive Corp. (The)	2,616,328	543,437,488
Travelers Cos., Inc. (The)	1,993,790	405,417,259
		1,292,632,352
Interactive Media & Services — 3.1%
Alphabet, Inc., Class A	2,839,267	517,172,484
Meta Platforms, Inc., Class A	1,075,976	542,528,619
		1,059,701,103
IT Services — 1.7%
Accenture plc, Class A	953,143	289,193,117
Cognizant Technology Solutions Corp., Class A	3,756,407	255,435,676
VeriSign, Inc. *	118,721	21,108,594
		565,737,387
INVESTMENTS	SHARES	VALUE($)

Life Sciences Tools & Services — 1.6%
Danaher Corp.	557,912	139,394,313
Thermo Fisher Scientific, Inc.	745,512	412,268,136
		551,662,449
Machinery — 2.2%
Deere & Co.	564,573	210,941,410
Dover Corp.	501,741	90,539,163
Ingersoll Rand, Inc.	1,329,078	120,733,446
Otis Worldwide Corp.	3,392,953	326,605,656
		748,819,675
Media — 1.3%
Comcast Corp., Class A	11,084,771	434,079,632
Multi-Utilities — 1.7%
CMS Energy Corp.	3,302,097	196,573,834
Dominion Energy, Inc.	674,453	33,048,197
DTE Energy Co.	307,878	34,177,537
Public Service Enterprise Group, Inc.	4,297,034	316,691,406
		580,490,974
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips	2,295,255	262,531,267
EOG Resources, Inc.	2,641,479	332,482,962
Exxon Mobil Corp.	4,068,796	468,399,795
		1,063,414,024
Personal Care Products — 0.2%
Kenvue, Inc.	3,403,186	61,869,922
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	6,308,807	262,004,755
Eli Lilly & Co.	423,302	383,249,165
Johnson & Johnson	658,409	96,233,059
Merck & Co., Inc.	2,307,070	285,615,266
		1,027,102,245
Professional Services — 0.3%
Leidos Holdings, Inc.	633,655	92,437,591
Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	1,707,927	389,851,417
ASML Holding NV (Registered), NYRS (Netherlands)	170,702	174,582,057
Marvell Technology, Inc.	618,354	43,222,945
NVIDIA Corp.	3,390,893	418,910,921
NXP Semiconductors NV (China)	1,737,314	467,493,824
Texas Instruments, Inc.	2,044,063	397,631,575
		1,891,692,739
SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — 6.2%
Cadence Design Systems, Inc. *	557,939	171,705,727
Intuit, Inc.	789,790	519,057,886
Microsoft Corp.	1,276,470	570,518,267
Salesforce, Inc.	1,056,417	271,604,811
ServiceNow, Inc. *	593,758	467,091,606
Synopsys, Inc. *	147,671	87,873,105
		2,087,851,402
Specialized REITs — 1.6%
American Tower Corp.	470,553	91,466,092
Equinix, Inc.	302,546	228,906,304
SBA Communications Corp.	1,182,710	232,165,973
		552,538,369
Specialty Retail — 4.1%
AutoZone, Inc. *	118,677	351,770,496
Burlington Stores, Inc. *	318,045	76,330,800
Lowe's Cos., Inc.	1,968,631	434,004,390
Ross Stores, Inc.	1,940,358	281,972,824
TJX Cos., Inc. (The)	2,199,449	242,159,335
		1,386,237,845
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	1,072,366	225,861,727
Seagate Technology Holdings plc	1,341,720	138,559,424
		364,421,151
Tobacco — 0.4%
Altria Group, Inc.	977,793	44,538,471
Philip Morris International, Inc.	798,866	80,949,092
		125,487,563
Trading Companies & Distributors — 0.5%
United Rentals, Inc.	167,083	108,057,589
WW Grainger, Inc.	70,362	63,483,411
		171,541,000
Total Common Stocks (Cost $24,110,415,773)		28,879,203,781
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 13.5%
Bank of Nova Scotia (The), ELN, 40.87%, 8/6/2024, (linked to S&P 500 Index) (Canada) (a)	56,174	309,515,931
BNP Paribas, ELN, 37.76%, 7/23/2024, (linked to S&P 500 Index) (a)	55,946	304,613,103
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)

BNP Paribas, ELN, 41.46%, 7/5/2024, (linked to S&P 500 Index) (a)	59,238	289,645,386
BNP Paribas, ELN, 42.30%, 7/16/2024, (linked to S&P 500 Index) (a)	58,286	307,062,888
BNP Paribas, ELN, 43.50%, 7/9/2024, (linked to S&P 500 Index) (a)	59,593	280,478,626
BofA Finance LLC, ELN, 35.60%, 7/8/2024, (linked to S&P 500 Index) (a)	58,801	300,864,137
BofA Finance LLC, ELN, 39.10%, 7/26/2024, (linked to S&P 500 Index) (a)	56,274	310,733,773
BofA Finance LLC, ELN, 39.50%, 7/19/2024, (linked to S&P 500 Index) (a)	56,554	301,083,316
BofA Finance LLC, ELN, 42.94%, 7/12/2024, (linked to S&P 500 Index) (a)	58,964	295,710,356
GS Finance Corp., ELN, 41.77%, 7/15/2024, (linked to S&P 500 Index) (a)	58,273	307,657,548
Royal Bank of Canada, ELN, 41.92%, 8/2/2024, (linked to S&P 500 Index) (Canada) (a)	56,315	310,581,730
Royal Bank of Canada, ELN, 42.28%, 8/5/2024, (linked to S&P 500 Index) (Canada) (a)	56,226	310,183,099
Societe Generale SA, ELN, 39.41%, 7/22/2024, (linked to S&P 500 Index) (France) (a)	56,079	304,372,137
Societe Generale SA, ELN, 39.97%, 7/29/2024, (linked to S&P 500 Index) (France) (a)	56,132	311,772,284
Societe Generale SA, ELN, 43.44%, 7/30/2024, (linked to S&P 500 Index) (a)	56,274	312,231,787
Total Equity-Linked Notes (Cost $4,631,990,853)		4,556,506,101
	SHARES
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $219,654,416)	219,654,416	219,654,416
Total Investments — 99.7% (Cost $28,962,061,042)		33,655,364,298
Other Assets Less Liabilities — 0.3%		100,218,485
NET ASSETS — 100.0%		33,755,582,783

SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	13

JPMorgan Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
Futures contracts outstanding as of June 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
S&P 500 E-Mini Index	(100)	09/20/2024	USD	(27,621,250)	88,737

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.4%
Aerospace & Defense — 0.4%
AeroVironment, Inc. *	7,121	1,297,161
Curtiss-Wright Corp.	1,916	519,198
Hexcel Corp.	25,752	1,608,213
Woodward, Inc.	5,537	965,542
		4,390,114
Air Freight & Logistics — 0.2%
Forward Air Corp. (a)	10,243	195,027
GXO Logistics, Inc. *	28,975	1,463,238
Hub Group, Inc., Class A	19,346	832,845
		2,491,110
Automobile Components — 0.9%
Adient plc *	25,460	629,117
Autoliv, Inc. (Sweden)	39,261	4,200,534
Dana, Inc.	40,698	493,260
Gentex Corp.	42,286	1,425,461
Goodyear Tire & Rubber Co. (The) *	89,198	1,012,397
Patrick Industries, Inc.	8,757	950,572
Phinia, Inc.	43,321	1,705,115
		10,416,456
Automobiles — 0.3%
Harley-Davidson, Inc.	39,336	1,319,330
Thor Industries, Inc.	15,311	1,430,813
Winnebago Industries, Inc.	7,682	416,364
		3,166,507
Banks — 6.9%
Ameris Bancorp	63,805	3,212,582
Axos Financial, Inc. *	16,099	920,058
Banc of California, Inc.	123,868	1,583,033
Bancorp, Inc. (The) *	15,690	592,454
BankUnited, Inc.	51,823	1,516,859
Banner Corp.	58,806	2,919,130
Brookline Bancorp, Inc.	76,366	637,656
Cadence Bank	55,797	1,577,939
Capitol Federal Financial, Inc.	35,105	192,726
Central Pacific Financial Corp.	99,513	2,109,676
Commerce Bancshares, Inc.	36,019	2,009,140
Cullen/Frost Bankers, Inc.	40,332	4,098,941
Customers Bancorp, Inc. *	9,249	443,767
CVB Financial Corp.	38,791	668,757
Dime Community Bancshares, Inc.	15,376	313,670
East West Bancorp, Inc.	72,541	5,312,177
First BanCorp (Puerto Rico)	153,528	2,808,027
INVESTMENTS	SHARES	VALUE($)

Banks — continued
First Commonwealth Financial Corp.	64,777	894,570
First Horizon Corp.	273,994	4,320,885
FNB Corp.	108,470	1,483,870
Glacier Bancorp, Inc.	34,885	1,301,908
Hancock Whitney Corp.	38,722	1,852,073
Hanmi Financial Corp.	85,385	1,427,637
Heritage Financial Corp.	10,686	192,669
Hilltop Holdings, Inc.	51,396	1,607,667
Hope Bancorp, Inc.	134,265	1,442,006
National Bank Holdings Corp., Class A	58,305	2,276,810
OFG Bancorp (Puerto Rico)	43,949	1,645,890
Old National Bancorp	127,320	2,188,631
Pathward Financial, Inc.	38,859	2,198,254
Pinnacle Financial Partners, Inc.	50,491	4,041,300
Preferred Bank	4,354	328,684
Prosperity Bancshares, Inc.	63,870	3,905,012
Renasant Corp.	17,523	535,152
Seacoast Banking Corp. of Florida	24,593	581,379
Southside Bancshares, Inc.	27,318	754,250
Synovus Financial Corp.	59,698	2,399,263
Texas Capital Bancshares, Inc. *	5,752	351,677
Trustmark Corp.	20,033	601,791
UMB Financial Corp.	6,293	524,962
United Community Banks, Inc.	18,452	469,788
Veritex Holdings, Inc.	72,318	1,525,187
WaFd, Inc.	37,456	1,070,493
Webster Financial Corp.	88,930	3,876,459
Wintrust Financial Corp.	23,524	2,318,525
WSFS Financial Corp.	18,936	889,992
		77,923,376
Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A *	2,965	904,473
Celsius Holdings, Inc. *	50,676	2,893,093
Coca-Cola Consolidated, Inc.	1,585	1,719,725
		5,517,291
Biotechnology — 2.3%
Arrowhead Pharmaceuticals, Inc. *	50,856	1,321,747
Exelixis, Inc. *	280,500	6,302,835
Neurocrine Biosciences, Inc. *	33,481	4,609,329
United Therapeutics Corp. *	32,125	10,233,419
Vir Biotechnology, Inc. *	326,672	2,907,381
		25,374,711
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	15

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Broadline Retail — 0.2%
Macy's, Inc.	79,516	1,526,707
Ollie's Bargain Outlet Holdings, Inc. *	11,311	1,110,401
		2,637,108
Building Products — 3.5%
AAON, Inc.	20,906	1,823,839
Advanced Drainage Systems, Inc.	21,295	3,415,505
Apogee Enterprises, Inc.	6,727	422,691
AZZ, Inc.	7,955	614,524
Carlisle Cos., Inc.	21,358	8,654,475
Fortune Brands Innovations, Inc.	30,191	1,960,604
Gibraltar Industries, Inc. *	9,819	673,092
Griffon Corp.	16,228	1,036,320
Lennox International, Inc.	8,996	4,812,680
Masterbrand, Inc. *	39,986	586,995
Owens Corning	33,153	5,759,339
Quanex Building Products Corp.	9,452	261,348
Resideo Technologies, Inc. *	50,481	987,408
Simpson Manufacturing Co., Inc.	16,983	2,862,145
Trex Co., Inc. *	5,188	384,535
UFP Industries, Inc.	44,310	4,962,720
		39,218,220
Capital Markets — 2.7%
Affiliated Managers Group, Inc.	25,343	3,959,337
Brightsphere Investment Group, Inc.	34,880	773,290
Carlyle Group, Inc. (The)	39,326	1,578,939
Donnelley Financial Solutions, Inc. *	15,639	932,397
Evercore, Inc., Class A	6,896	1,437,333
Federated Hermes, Inc.	60,404	1,986,083
Interactive Brokers Group, Inc., Class A	26,661	3,268,639
Janus Henderson Group plc	60,341	2,034,095
Jefferies Financial Group, Inc.	63,132	3,141,448
Morningstar, Inc.	7,580	2,242,543
Piper Sandler Cos.	7,895	1,817,192
SEI Investments Co.	38,811	2,510,684
Stifel Financial Corp.	32,236	2,712,659
StoneX Group, Inc. *	15,233	1,147,197
Virtus Investment Partners, Inc.	4,302	971,607
		30,513,443
Chemicals — 1.9%
AdvanSix, Inc.	8,014	183,681
Arcadium Lithium plc (Jersey) *	55,897	187,814
Ashland, Inc.	16,017	1,513,446
Avient Corp.	50,740	2,214,801
INVESTMENTS	SHARES	VALUE($)

Chemicals — continued
Axalta Coating Systems Ltd. *	27,816	950,473
Balchem Corp.	7,290	1,122,296
Cabot Corp.	33,659	3,092,926
Chemours Co. (The)	68,810	1,553,042
Hawkins, Inc.	6,155	560,105
HB Fuller Co.	33,192	2,554,456
Ingevity Corp. *	10,406	454,846
Innospec, Inc.	7,004	865,624
Minerals Technologies, Inc.	9,483	788,606
RPM International, Inc.	30,416	3,275,195
Scotts Miracle-Gro Co. (The)	13,531	880,327
Sensient Technologies Corp.	12,301	912,611
		21,110,249
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	20,617	1,042,602
Brady Corp., Class A	58,241	3,845,071
Brink's Co. (The)	16,926	1,733,222
Clean Harbors, Inc. *	28,579	6,463,141
Deluxe Corp.	9,309	209,080
Enviri Corp. *	21,310	183,905
Interface, Inc.	20,765	304,830
MillerKnoll, Inc.	27,199	720,502
OPENLANE, Inc. *	41,231	684,022
Stericycle, Inc. *	7,849	456,262
Tetra Tech, Inc.	17,420	3,562,042
Viad Corp. *	16,267	553,078
		19,757,757
Communications Equipment — 0.5%
Ciena Corp. *	108,396	5,222,519
Digi International, Inc. *	10,903	250,006
		5,472,525
Construction & Engineering — 2.3%
AECOM	66,773	5,885,372
Arcosa, Inc.	17,341	1,446,413
Comfort Systems USA, Inc.	16,044	4,879,301
EMCOR Group, Inc.	21,372	7,802,490
MasTec, Inc. *	18,564	1,986,162
MDU Resources Group, Inc.	68,203	1,711,895
MYR Group, Inc. *	7,388	1,002,626
Valmont Industries, Inc.	4,353	1,194,681
		25,908,940
SEE NOTES TO FINANCIAL STATEMENTS.

16	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction Materials — 0.2%
Eagle Materials, Inc.	8,821	1,918,215
Knife River Corp. *	7,666	537,693
		2,455,908
Consumer Finance — 0.7%
Ally Financial, Inc.	83,132	3,297,846
Enova International, Inc. *	21,991	1,368,940
FirstCash Holdings, Inc.	10,769	1,129,453
SLM Corp.	91,770	1,907,898
		7,704,137
Consumer Staples Distribution & Retail — 2.3%
Andersons, Inc. (The)	31,077	1,541,419
BJ's Wholesale Club Holdings, Inc. *	42,762	3,756,214
Casey's General Stores, Inc.	17,741	6,769,256
Chefs' Warehouse, Inc. (The) *	27,570	1,078,263
Performance Food Group Co. *	77,215	5,104,684
PriceSmart, Inc.	11,116	902,619
Sprouts Farmers Market, Inc. *	41,739	3,491,885
US Foods Holding Corp. *	66,897	3,544,203
		26,188,543
Containers & Packaging — 1.3%
AptarGroup, Inc.	16,997	2,393,348
Berry Global Group, Inc.	69,547	4,092,841
Crown Holdings, Inc.	28,603	2,127,777
Greif, Inc., Class A	15,682	901,244
Myers Industries, Inc.	12,518	167,491
O-I Glass, Inc. *	46,424	516,699
Silgan Holdings, Inc.	25,278	1,070,018
Sonoco Products Co.	64,893	3,291,373
		14,560,791
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc. *	16,675	1,137,402
Duolingo, Inc. *	10,837	2,261,357
Frontdoor, Inc. *	23,154	782,374
Graham Holdings Co., Class B	372	260,233
Grand Canyon Education, Inc. *	9,602	1,343,416
H&R Block, Inc.	49,731	2,696,912
Perdoceo Education Corp.	27,020	578,768
Service Corp. International	45,635	3,246,017
Strategic Education, Inc.	6,959	770,083
Stride, Inc. * (a)	12,944	912,552
		13,989,114
INVESTMENTS	SHARES	VALUE($)

Diversified REITs — 0.5%
American Assets Trust, Inc.	42,257	945,712
Armada Hoffler Properties, Inc.	58,559	649,419
Essential Properties Realty Trust, Inc.	140,658	3,897,633
		5,492,764
Diversified Telecommunication Services — 0.4%
Frontier Communications Parent, Inc. *	65,944	1,726,414
Iridium Communications, Inc.	109,592	2,917,339
		4,643,753
Electric Utilities — 0.7%
IDACORP, Inc.	40,354	3,758,975
OGE Energy Corp.	119,098	4,251,799
		8,010,774
Electrical Equipment — 1.6%
Acuity Brands, Inc.	10,886	2,628,316
EnerSys	12,666	1,311,184
nVent Electric plc	90,800	6,956,188
Regal Rexnord Corp.	22,324	3,018,651
Sunrun, Inc. *	313,331	3,716,106
		17,630,445
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	13,641	1,483,595
Arrow Electronics, Inc. *	30,857	3,726,291
Belden, Inc.	14,246	1,336,275
Cognex Corp.	44,903	2,099,664
Coherent Corp. *	86,916	6,297,934
Fabrinet (Thailand) *	25,233	6,176,786
Littelfuse, Inc.	16,163	4,131,101
TD SYNNEX Corp.	28,417	3,279,322
Vontier Corp.	29,971	1,144,892
		29,675,860
Energy Equipment & Services — 1.3%
Bristow Group, Inc. *	9,378	314,444
ChampionX Corp.	96,410	3,201,776
Helmerich & Payne, Inc.	22,354	807,874
Liberty Energy, Inc.	77,862	1,626,537
NOV, Inc.	128,800	2,448,488
Oceaneering International, Inc. *	71,332	1,687,715
Patterson-UTI Energy, Inc.	161,217	1,670,208
ProPetro Holding Corp. *	24,405	211,592
Valaris Ltd. *	20,522	1,528,889
Weatherford International plc *	7,774	951,926
		14,449,449
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	17

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Entertainment — 0.2%
TKO Group Holdings, Inc. (a)	17,859	1,928,593
Financial Services — 2.7%
Equitable Holdings, Inc.	133,576	5,457,915
Essent Group Ltd.	71,147	3,997,750
Euronet Worldwide, Inc. *	2,906	300,771
EVERTEC, Inc. (Puerto Rico)	33,258	1,105,828
Jackson Financial, Inc., Class A	20,752	1,541,044
MGIC Investment Corp.	169,679	3,656,582
Mr. Cooper Group, Inc. *	36,412	2,957,747
NCR Atleos Corp. *	33,530	905,981
NMI Holdings, Inc., Class A *	74,786	2,545,715
Radian Group, Inc.	48,419	1,505,831
Voya Financial, Inc.	32,111	2,284,698
Walker & Dunlop, Inc.	3,421	335,942
WEX, Inc. *	21,670	3,838,624
		30,434,428
Food Products — 1.1%
Cal-Maine Foods, Inc.	12,101	739,492
Darling Ingredients, Inc. *	54,143	1,989,755
Flowers Foods, Inc.	75,241	1,670,350
Fresh Del Monte Produce, Inc.	10,031	219,178
Hain Celestial Group, Inc. (The) *	25,252	174,491
Ingredion, Inc.	35,584	4,081,485
John B Sanfilippo & Son, Inc.	3,290	319,689
Pilgrim's Pride Corp. *	12,263	472,003
Post Holdings, Inc. *	17,402	1,812,592
Simply Good Foods Co. (The) *	27,142	980,641
WK Kellogg Co.	13,550	223,033
		12,682,709
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	22,154	2,352,755
ONE Gas, Inc. (a)	31,854	2,033,878
Southwest Gas Holdings, Inc.	5,060	356,123
Spire, Inc.	8,757	531,812
UGI Corp.	93,871	2,149,646
		7,424,214
Ground Transportation — 1.4%
ArcBest Corp.	16,834	1,802,585
Avis Budget Group, Inc.	6,426	671,646
Hertz Global Holdings, Inc. * (a)	45,533	160,732
Knight-Swift Transportation Holdings, Inc.	86,744	4,330,260
Landstar System, Inc.	23,815	4,393,391
Ryder System, Inc.	15,993	1,981,213
INVESTMENTS	SHARES	VALUE($)

Ground Transportation — continued
Saia, Inc. *	2,076	984,626
XPO, Inc. *	16,142	1,713,473
		16,037,926
Health Care Equipment & Supplies — 1.7%
Avanos Medical, Inc. *	14,620	291,230
CONMED Corp.	8,039	557,264
Glaukos Corp. *	25,518	3,020,055
Globus Medical, Inc., Class A *	67,296	4,609,103
Haemonetics Corp. *	36,892	3,052,075
Integer Holdings Corp. *	10,456	1,210,700
Integra LifeSciences Holdings Corp. *	23,013	670,599
Masimo Corp. *	30,919	3,893,939
Merit Medical Systems, Inc. *	16,303	1,401,243
Omnicell, Inc. *	13,531	366,284
Varex Imaging Corp. *	13,020	191,785
		19,264,277
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. *	28,600	1,931,644
Addus HomeCare Corp. *	4,891	567,894
Amedisys, Inc. *	26,923	2,471,532
AMN Healthcare Services, Inc. *	6,759	346,264
Chemed Corp.	5,361	2,908,771
Encompass Health Corp.	70,119	6,015,509
Enhabit, Inc. *	15,383	137,216
Ensign Group, Inc. (The)	16,451	2,034,824
Fulgent Genetics, Inc. * (a)	49,295	967,168
HealthEquity, Inc. *	48,495	4,180,269
Option Care Health, Inc. *	84,136	2,330,567
R1 RCM, Inc. *	37,703	473,550
RadNet, Inc. *	13,912	819,695
Tenet Healthcare Corp. *	50,930	6,775,218
		31,960,121
Health Care REITs — 0.8%
CareTrust REIT, Inc.	59,928	1,504,193
Community Healthcare Trust, Inc.	68,400	1,599,876
Healthcare Realty Trust, Inc.	112,142	1,848,100
Omega Healthcare Investors, Inc. (a)	57,417	1,966,532
Sabra Health Care REIT, Inc.	108,462	1,670,315
		8,589,016
SEE NOTES TO FINANCIAL STATEMENTS.

18	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Technology — 0.1%
HealthStream, Inc.	9,622	268,454
Veradigm, Inc. * (a)	61,225	581,637
		850,091
Hotel & Resort REITs — 0.5%
Apple Hospitality REIT, Inc.	25,828	375,539
Chatham Lodging Trust	10,312	87,858
DiamondRock Hospitality Co.	61,931	523,317
Park Hotels & Resorts, Inc.	171,985	2,576,335
Sunstone Hotel Investors, Inc.	61,901	647,485
Xenia Hotels & Resorts, Inc.	66,909	958,806
		5,169,340
Hotels, Restaurants & Leisure — 3.5%
Aramark	96,450	3,281,229
BJ's Restaurants, Inc. *	7,578	262,957
Bloomin' Brands, Inc.	24,648	473,981
Boyd Gaming Corp.	20,020	1,103,102
Churchill Downs, Inc.	28,976	4,045,050
Dave & Buster's Entertainment, Inc. *	22,486	895,168
Golden Entertainment, Inc.	11,140	346,565
Hilton Grand Vacations, Inc. *	69,979	2,829,251
Hyatt Hotels Corp., Class A	13,307	2,021,599
Light & Wonder, Inc. *	47,396	4,970,893
Marriott Vacations Worldwide Corp.	13,250	1,156,990
Penn Entertainment, Inc. *	48,911	946,672
Planet Fitness, Inc., Class A *	30,675	2,257,373
Shake Shack, Inc., Class A *	13,848	1,246,320
Six Flags Entertainment Corp. *	21,232	703,629
Texas Roadhouse, Inc.	19,363	3,324,821
Travel + Leisure Co.	38,005	1,709,465
Vail Resorts, Inc.	8,864	1,596,672
Wingstop, Inc.	9,811	4,146,717
Wyndham Hotels & Resorts, Inc.	24,483	1,811,742
		39,130,196
Household Durables — 2.8%
Cavco Industries, Inc. *	2,591	896,926
Century Communities, Inc.	8,630	704,726
Green Brick Partners, Inc. *	12,257	701,591
Helen of Troy Ltd. *	3,841	356,214
Installed Building Products, Inc.	6,875	1,414,050
KB Home	29,489	2,069,538
La-Z-Boy, Inc.	11,872	442,588
M/I Homes, Inc. *	8,725	1,065,672
Meritage Homes Corp.	17,566	2,843,057
INVESTMENTS	SHARES	VALUE($)

Household Durables — continued
Newell Brands, Inc.	125,234	802,750
Sonos, Inc. *	207,336	3,060,279
Taylor Morrison Home Corp. *	42,051	2,331,307
Tempur Sealy International, Inc.	49,576	2,346,928
Toll Brothers, Inc.	49,878	5,744,948
TopBuild Corp. *	11,833	4,558,900
Tri Pointe Homes, Inc. *	60,447	2,251,651
		31,591,125
Household Products — 0.0% ^
Central Garden & Pet Co., Class A *	14,678	484,814
Industrial REITs — 1.4%
EastGroup Properties, Inc.	29,162	4,960,456
First Industrial Realty Trust, Inc.	86,869	4,127,146
Innovative Industrial Properties, Inc. (a)	8,011	874,961
LXP Industrial Trust	290,018	2,644,964
Rexford Industrial Realty, Inc.	64,055	2,856,213
STAG Industrial, Inc.	8,626	311,054
		15,774,794
Insurance — 3.0%
American Financial Group, Inc.	24,783	3,048,805
Assured Guaranty Ltd.	19,677	1,518,080
CNO Financial Group, Inc.	40,485	1,122,244
Erie Indemnity Co., Class A	3,212	1,164,029
Fidelity National Financial, Inc.	65,190	3,221,690
First American Financial Corp.	20,987	1,132,249
Genworth Financial, Inc., Class A *	126,219	762,363
Horace Mann Educators Corp.	13,018	424,647
Old Republic International Corp.	59,063	1,825,047
Palomar Holdings, Inc. *	26,645	2,162,242
Reinsurance Group of America, Inc.	31,896	6,547,292
RenaissanceRe Holdings Ltd. (Bermuda)	15,534	3,472,004
RLI Corp.	16,582	2,332,921
Unum Group	93,286	4,767,847
		33,501,460
Interactive Media & Services — 0.7%
Cargurus, Inc. *	24,122	631,996
Cars.com, Inc. *	20,660	407,002
QuinStreet, Inc. *	43,515	721,914
TripAdvisor, Inc. *	84,560	1,506,014
Yelp, Inc. *	21,869	808,060
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	19

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — continued
Ziff Davis, Inc. *	15,885	874,469
ZoomInfo Technologies, Inc. *	242,273	3,093,826
		8,043,281
IT Services — 1.1%
ASGN, Inc. *	18,627	1,642,342
GoDaddy, Inc., Class A *	66,617	9,307,061
Perficient, Inc. *	11,311	845,950
		11,795,353
Leisure Products — 0.6%
Brunswick Corp.	29,189	2,124,084
Mattel, Inc. *	109,878	1,786,616
Polaris, Inc.	12,843	1,005,735
Topgolf Callaway Brands Corp. *	38,106	583,022
YETI Holdings, Inc. *	26,838	1,023,870
		6,523,327
Life Sciences Tools & Services — 0.7%
Azenta, Inc. *	25,420	1,337,600
Bruker Corp.	32,444	2,070,252
Medpace Holdings, Inc. *	8,660	3,566,621
Repligen Corp. * (a)	5,978	753,587
		7,728,060
Machinery — 4.8%
AGCO Corp.	37,573	3,677,645
Alamo Group, Inc.	8,147	1,409,431
Chart Industries, Inc. * (a)	11,311	1,632,630
Crane Co.	14,650	2,123,957
Donaldson Co., Inc.	68,642	4,912,022
Esab Corp.	14,015	1,323,436
Federal Signal Corp.	18,844	1,576,678
Flowserve Corp.	42,912	2,064,067
Franklin Electric Co., Inc.	39,149	3,770,832
Graco, Inc.	56,446	4,475,039
ITT, Inc.	24,991	3,228,337
John Bean Technologies Corp.	9,731	924,153
Lincoln Electric Holdings, Inc.	13,830	2,608,891
Mueller Industries, Inc.	78,199	4,452,651
Oshkosh Corp.	19,819	2,144,416
RBC Bearings, Inc. *	8,909	2,403,470
SPX Technologies, Inc. *	13,634	1,937,937
Standex International Corp.	2,353	379,186
Terex Corp.	23,260	1,275,578
Timken Co. (The)	31,268	2,505,505
INVESTMENTS	SHARES	VALUE($)

Machinery — continued
Toro Co. (The)	18,403	1,720,865
Wabash National Corp.	13,023	284,422
Watts Water Technologies, Inc., Class A	19,066	3,496,132
		54,327,280
Marine Transportation — 0.4%
Kirby Corp. *	19,782	2,368,499
Matson, Inc.	17,415	2,280,842
		4,649,341
Media — 0.3%
John Wiley & Sons, Inc., Class A	13,802	561,741
New York Times Co. (The), Class A	53,948	2,762,677
		3,324,418
Metals & Mining — 2.3%
Alcoa Corp.	33,229	1,321,850
Alpha Metallurgical Resources, Inc.	5,462	1,532,255
Arch Resources, Inc.	3,292	501,141
ATI, Inc. * (a)	40,190	2,228,536
Cleveland-Cliffs, Inc. *	158,806	2,444,024
Commercial Metals Co.	67,480	3,710,725
Haynes International, Inc.	12,343	724,534
Materion Corp.	12,511	1,352,815
Olympic Steel, Inc.	3,400	152,422
Reliance, Inc.	24,119	6,888,386
Royal Gold, Inc.	5,537	693,011
SunCoke Energy, Inc.	89,206	874,219
United States Steel Corp. (a)	48,963	1,850,801
Warrior Met Coal, Inc.	27,642	1,735,088
		26,009,807
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	154,084	2,936,841
Ellington Financial, Inc. (a)	15,702	189,680
KKR Real Estate Finance Trust, Inc.	20,873	188,901
Starwood Property Trust, Inc. (a)	89,986	1,704,335
		5,019,757
Multi-Utilities — 0.3%
Northwestern Energy Group, Inc.	26,267	1,315,451
Unitil Corp.	37,216	1,927,417
		3,242,868
Office REITs — 0.8%
Brandywine Realty Trust	46,835	209,821
COPT Defense Properties	78,100	1,954,843
SEE NOTES TO FINANCIAL STATEMENTS.

20	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office REITs — continued
Cousins Properties, Inc.	70,469	1,631,357
Easterly Government Properties, Inc.	32,949	407,579
Highwoods Properties, Inc.	31,181	819,125
Hudson Pacific Properties, Inc.	38,442	184,906
Kilroy Realty Corp.	63,913	1,992,168
SL Green Realty Corp. (a)	30,185	1,709,679
		8,909,478
Oil, Gas & Consumable Fuels — 4.0%
Antero Midstream Corp.	91,597	1,350,140
Antero Resources Corp. *	37,624	1,227,671
California Resources Corp.	23,004	1,224,273
Chord Energy Corp.	21,921	3,675,713
Civitas Resources, Inc.	36,802	2,539,338
CNX Resources Corp. *	29,190	709,317
CONSOL Energy, Inc. *	8,184	835,014
Dorian LPG Ltd.	9,174	384,941
DT Midstream, Inc.	17,828	1,266,323
Equitrans Midstream Corp.	126,992	1,648,356
Green Plains, Inc. *	35,895	569,295
HF Sinclair Corp.	59,469	3,172,076
Matador Resources Co. (a)	73,590	4,385,964
Murphy Oil Corp.	46,752	1,928,052
Ovintiv, Inc.	87,518	4,101,969
PBF Energy, Inc., Class A	27,236	1,253,401
Permian Resources Corp.	172,124	2,779,803
Range Resources Corp.	95,333	3,196,515
REX American Resources Corp. *	16,002	729,531
SM Energy Co.	90,894	3,929,348
Southwestern Energy Co. *	560,951	3,775,200
Talos Energy, Inc. *	11,431	138,887
World Kinect Corp.	20,143	519,689
		45,340,816
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp.	34,776	2,863,108
Passenger Airlines — 0.2%
Alaska Air Group, Inc. *	39,069	1,578,388
SkyWest, Inc. *	13,243	1,086,853
		2,665,241
Personal Care Products — 0.7%
BellRing Brands, Inc. *	48,984	2,798,945
Edgewell Personal Care Co.	17,063	685,762
INVESTMENTS	SHARES	VALUE($)

Personal Care Products — continued
elf Beauty, Inc. *	21,643	4,560,613
USANA Health Sciences, Inc. *	3,599	162,819
		8,208,139
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc *	27,344	2,918,425
Prestige Consumer Healthcare, Inc. *	4,602	316,848
Supernus Pharmaceuticals, Inc. *	15,742	421,098
		3,656,371
Professional Services — 2.3%
CACI International, Inc., Class A *	15,147	6,515,179
Concentrix Corp. (a)	3,495	221,164
ExlService Holdings, Inc. *	57,093	1,790,437
Exponent, Inc.	5,901	561,303
FTI Consulting, Inc. *	9,617	2,072,752
Genpact Ltd.	115,652	3,722,838
KBR, Inc.	43,242	2,773,542
Kelly Services, Inc., Class A	13,020	278,758
Korn Ferry	14,109	947,278
ManpowerGroup, Inc.	30,350	2,118,430
Maximus, Inc.	21,258	1,821,811
Paylocity Holding Corp. *	11,704	1,543,172
Science Applications International Corp.	16,293	1,915,242
		26,281,906
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	53,431	176,857
Cushman & Wakefield plc *	58,823	611,759
eXp World Holdings, Inc. (a)	21,793	245,934
Jones Lang LaSalle, Inc. *	21,845	4,484,341
St. Joe Co. (The)	7,811	427,262
		5,946,153
Residential REITs — 0.9%
American Homes 4 Rent, Class A	125,655	4,669,340
Centerspace	15,347	1,037,918
Equity LifeStyle Properties, Inc.	39,881	2,597,449
Independence Realty Trust, Inc.	70,766	1,326,155
Veris Residential, Inc.	23,389	350,835
		9,981,697
Retail REITs — 1.5%
Agree Realty Corp.	50,975	3,157,391
Brixmor Property Group, Inc.	190,562	4,400,077
Getty Realty Corp.	14,294	381,078
Kite Realty Group Trust	72,673	1,626,422
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	21

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — continued
Macerich Co. (The)	98,640	1,523,002
NNN REIT, Inc.	67,671	2,882,785
Retail Opportunity Investments Corp.	187,061	2,325,168
Saul Centers, Inc.	3,583	131,747
SITE Centers Corp.	53,531	776,199
		17,203,869
Semiconductors & Semiconductor Equipment — 2.7%
Axcelis Technologies, Inc. *	11,704	1,664,192
Cohu, Inc. *	13,531	447,876
Diodes, Inc. *	13,121	943,794
FormFactor, Inc. *	28,378	1,717,720
Ichor Holdings Ltd. *	43,620	1,681,551
Kulicke & Soffa Industries, Inc. (Singapore)	75,696	3,723,486
Lattice Semiconductor Corp. *	46,389	2,690,098
MaxLinear, Inc. *	23,089	465,012
MKS Instruments, Inc.	17,696	2,310,744
Photronics, Inc. *	19,194	473,516
Power Integrations, Inc.	18,943	1,329,609
Rambus, Inc. *	37,139	2,182,288
Semtech Corp. * (a)	22,354	667,937
Silicon Laboratories, Inc. *	26,087	2,886,005
SiTime Corp. *	5,036	626,378
SMART Global Holdings, Inc. *	70,670	1,616,223
Ultra Clean Holdings, Inc. *	26,034	1,275,666
Universal Display Corp.	13,737	2,888,204
Veeco Instruments, Inc. *	2,280	106,499
Wolfspeed, Inc. * (a)	21,670	493,209
		30,190,007
Software — 2.4%
ACI Worldwide, Inc. *	31,747	1,256,864
Adeia, Inc.	121,695	1,361,159
Blackbaud, Inc. *	15,502	1,180,787
DoubleVerify Holdings, Inc. *	55,706	1,084,596
Dynatrace, Inc. *	67,984	3,041,604
Envestnet, Inc. *	14,349	898,104
InterDigital, Inc.	10,529	1,227,260
LiveRamp Holdings, Inc. *	71,437	2,210,261
Manhattan Associates, Inc. *	21,434	5,287,339
Marathon Digital Holdings, Inc. * (a)	83,905	1,665,514
NCR Voyix Corp. *	67,178	829,648
Progress Software Corp.	10,215	554,266
Qualys, Inc. *	10,619	1,514,269
SPS Commerce, Inc. *	13,021	2,450,031
INVESTMENTS	SHARES	VALUE($)

Software — continued
Teradata Corp. *	34,174	1,181,054
Xperi, Inc. *	125,483	1,030,216
		26,772,972
Specialized REITs — 1.4%
CubeSmart	97,328	4,396,306
EPR Properties	23,415	982,962
Four Corners Property Trust, Inc.	29,024	716,022
Gaming and Leisure Properties, Inc.	59,358	2,683,575
Lamar Advertising Co., Class A	26,682	3,189,299
PotlatchDeltic Corp.	58,285	2,295,846
Rayonier, Inc.	57,197	1,663,861
Uniti Group, Inc. (a)	65,923	192,495
		16,120,366
Specialty Retail — 4.5%
Abercrombie & Fitch Co., Class A *	19,428	3,455,075
Academy Sports & Outdoors, Inc.	24,280	1,292,910
Advance Auto Parts, Inc.	18,465	1,169,388
American Eagle Outfitters, Inc.	54,233	1,082,491
Asbury Automotive Group, Inc. *	7,038	1,603,749
AutoNation, Inc. *	21,407	3,411,848
Boot Barn Holdings, Inc. * (a)	9,555	1,231,926
Buckle, Inc. (The)	8,457	312,402
Burlington Stores, Inc. *	13,386	3,212,640
Caleres, Inc.	15,502	520,867
Dick's Sporting Goods, Inc.	20,883	4,486,712
Five Below, Inc. *	10,133	1,104,193
Floor & Decor Holdings, Inc., Class A * (a)	17,890	1,778,445
Foot Locker, Inc.	20,009	498,624
GameStop Corp., Class A * (a)	77,604	1,916,043
Gap, Inc. (The)	76,100	1,818,029
Group 1 Automotive, Inc.	4,715	1,401,675
Haverty Furniture Cos., Inc. (a)	5,465	138,210
Lithia Motors, Inc., Class A	8,127	2,051,661
Murphy USA, Inc.	7,373	3,461,329
ODP Corp. (The) *	18,117	711,455
RH *	5,840	1,427,530
Signet Jewelers Ltd.	18,943	1,696,914
Urban Outfitters, Inc. *	22,948	942,015
Valvoline, Inc. *	62,892	2,716,934
Victoria's Secret & Co. *	29,510	521,442
Williams-Sonoma, Inc. (a)	22,261	6,285,839
		50,250,346
SEE NOTES TO FINANCIAL STATEMENTS.

22	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 0.8%
Pure Storage, Inc., Class A *	142,537	9,152,301
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd. *	36,926	1,221,512
Carter's, Inc.	5,318	329,556
Columbia Sportswear Co. (a)	2,692	212,883
Crocs, Inc. *	20,972	3,060,654
Hanesbrands, Inc. *	65,987	325,316
Kontoor Brands, Inc.	10,458	691,797
PVH Corp.	21,611	2,287,957
Skechers U.S.A., Inc., Class A *	58,469	4,041,377
Steven Madden Ltd.	26,851	1,135,797
VF Corp.	170,859	2,306,597
Wolverine World Wide, Inc.	39,768	537,663
		16,151,109
Tobacco — 0.0% ^
Vector Group Ltd.	39,527	417,800
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc.	11,940	2,316,360
Boise Cascade Co.	21,434	2,555,361
Core & Main, Inc., Class A *	39,464	1,931,368
DNOW, Inc. *	117,504	1,613,330
DXP Enterprises, Inc. *	4,192	192,161
GMS, Inc. *	30,673	2,472,551
MSC Industrial Direct Co., Inc., Class A	15,225	1,207,495
Watsco, Inc. (a)	10,838	5,020,595
WESCO International, Inc.	13,512	2,141,922
		19,451,143
Water Utilities — 0.4%
American States Water Co.	11,749	852,625
California Water Service Group	15,502	751,692
Essential Utilities, Inc.	76,377	2,851,153
		4,455,470
Wireless Telecommunication Services — 0.1%
Gogo, Inc. *	74,220	713,996
Telephone and Data Systems, Inc.	27,361	567,194
		1,281,190
Total Common Stocks (Cost $866,107,226)		1,109,485,423
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 2.8%
Investment Companies — 1.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $16,205,206)	16,205,206	16,205,206
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (b) (c)	13,996,200	13,996,200
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,906,302	1,906,302
Total Investment of Cash Collateral from Securities Loaned (Cost $15,903,602)		15,902,502
Total Short-Term Investments (Cost $32,108,808)		32,107,708
Total Investments — 101.2% (Cost $898,216,034)		1,141,593,131
Liabilities in Excess of Other Assets — (1.2)%		(13,753,499)
NET ASSETS — 100.0%		1,127,839,632

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $15,500,412.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	23

JPMorgan Market Expansion Enhanced Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
Futures contracts outstanding as of June 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	34	09/20/2024	USD	3,513,730	29,660
S&P MidCap 400 E-Mini Index	35	09/20/2024	USD	10,357,900	(5,299)
					24,361

Abbreviations
USD	United States Dollar
SEE NOTES TO FINANCIAL STATEMENTS.

24	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 83.6%
Air Freight & Logistics — 0.2%
United Parcel Service, Inc., Class B	185,682	25,410,582
Automobiles — 1.9%
Tesla, Inc. *	1,477,488	292,365,325
Beverages — 2.0%
Coca-Cola Co. (The)	1,102,658	70,184,182
Constellation Brands, Inc., Class A	218,280	56,159,078
Monster Beverage Corp. *	1,132,943	56,590,503
PepsiCo, Inc.	754,076	124,369,755
		307,303,518
Biotechnology — 3.1%
AbbVie, Inc.	416,464	71,431,905
Amgen, Inc.	224,343	70,095,971
Biogen, Inc. *	211,263	48,974,989
Regeneron Pharmaceuticals, Inc. *	143,470	150,791,274
Vertex Pharmaceuticals, Inc. *	273,571	128,228,199
		469,522,338
Broadline Retail — 5.2%
Amazon.com, Inc. *	3,653,470	706,033,078
MercadoLibre, Inc. (Brazil) *	50,961	83,749,307
		789,782,385
Chemicals — 0.9%
Linde plc	331,462	145,448,840
Commercial Services & Supplies — 0.6%
Copart, Inc. *	1,573,836	85,238,958
Communications Equipment — 0.9%
Cisco Systems, Inc.	2,798,559	132,959,538
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	283,764	241,196,562
Dollar Tree, Inc. *	257,517	27,495,090
		268,691,652
Electric Utilities — 0.9%
NextEra Energy, Inc.	712,151	50,427,412
Southern Co. (The)	605,322	46,954,828
Xcel Energy, Inc.	693,211	37,024,399
		134,406,639
Electrical Equipment — 0.4%
Eaton Corp. plc	193,565	60,692,306
INVESTMENTS	SHARES	VALUE($)

Entertainment — 2.2%
Netflix, Inc. *	418,485	282,427,157
Take-Two Interactive Software, Inc. *	334,060	51,942,989
		334,370,146
Financial Services — 0.7%
Corpay, Inc. *	106,542	28,383,855
Mastercard, Inc., Class A	98,370	43,396,909
PayPal Holdings, Inc. *	498,202	28,910,662
		100,691,426
Food Products — 0.9%
Kraft Heinz Co. (The)	1,352,093	43,564,437
Mondelez International, Inc., Class A	1,568,351	102,632,889
		146,197,326
Ground Transportation — 0.9%
CSX Corp.	2,638,701	88,264,548
Uber Technologies, Inc. *	587,536	42,702,117
		130,966,665
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc. *	652,153	73,941,107
Intuitive Surgical, Inc. *	381,845	169,863,748
		243,804,855
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc.	89,044	45,346,547
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class A *	142,604	21,623,045
Booking Holdings, Inc.	47,409	187,810,753
Chipotle Mexican Grill, Inc. *	1,148,258	71,938,364
DoorDash, Inc., Class A *	221,167	24,058,546
Marriott International, Inc., Class A	329,152	79,579,079
Starbucks Corp.	298,576	23,244,142
		408,253,929
Industrial Conglomerates — 0.7%
Honeywell International, Inc.	501,178	107,021,550
Industrial REITs — 0.2%
Prologis, Inc.	283,475	31,837,077
Interactive Media & Services — 8.5%
Alphabet, Inc., Class C	3,709,851	680,460,870
Meta Platforms, Inc., Class A	1,226,698	618,525,666
		1,298,986,536
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	25

JPMorgan Nasdaq Equity Premium Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	270,685	18,406,580
MongoDB, Inc. *	91,643	22,907,084
		41,313,664
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	71,258	39,405,674
Machinery — 0.3%
Deere & Co.	114,048	42,611,754
Media — 1.3%
Charter Communications, Inc., Class A *	111,450	33,319,092
Comcast Corp., Class A	3,883,674	152,084,674
Trade Desk, Inc. (The), Class A *	212,418	20,746,866
		206,150,632
Oil, Gas & Consumable Fuels — 0.3%
Diamondback Energy, Inc.	259,915	52,032,384
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co.	714,750	29,683,568
Professional Services — 0.4%
Verisk Analytics, Inc.	232,803	62,752,049
Semiconductors & Semiconductor Equipment — 20.7%
Advanced Micro Devices, Inc. *	1,715,863	278,330,137
Analog Devices, Inc.	710,997	162,292,175
Applied Materials, Inc.	466,183	110,014,526
ASML Holding NV (Registered), NYRS (Netherlands)	117,889	120,568,617
Broadcom, Inc.	321,558	516,271,016
Intel Corp.	2,177,138	67,425,964
Lam Research Corp.	159,147	169,467,683
Marvell Technology, Inc.	1,079,098	75,428,950
Micron Technology, Inc.	910,625	119,774,506
NVIDIA Corp.	8,628,675	1,065,986,510
NXP Semiconductors NV (China)	424,635	114,265,032
QUALCOMM, Inc.	883,802	176,035,683
Teradyne, Inc.	280,501	41,595,493
Texas Instruments, Inc.	681,287	132,530,760
		3,149,987,052
Software — 13.7%
Adobe, Inc. *	335,006	186,109,233
ANSYS, Inc. *	41,058	13,200,147
Crowdstrike Holdings, Inc., Class A *	250,300	95,912,457
HubSpot, Inc. *	74,233	43,781,881
Intuit, Inc.	318,094	209,054,558
INVESTMENTS	SHARES	VALUE($)

Software — continued
Microsoft Corp.	2,514,750	1,123,967,513
Oracle Corp.	357,112	50,424,214
Palo Alto Networks, Inc. *	400,699	135,840,968
ServiceNow, Inc. *	67,505	53,104,158
Synopsys, Inc. *	237,509	141,332,106
Workday, Inc., Class A *	166,452	37,212,009
		2,089,939,244
Specialty Retail — 1.1%
Lowe's Cos., Inc.	250,011	55,117,425
O'Reilly Automotive, Inc. *	91,643	96,780,506
Ross Stores, Inc.	151,930	22,078,468
		173,976,399
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	5,161,068	1,087,024,142
Seagate Technology Holdings plc	565,419	58,390,820
		1,145,414,962
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica, Inc. *	53,560	15,998,372
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc.	757,540	133,463,397
Total Common Stocks (Cost $10,150,506,449)		12,742,027,289
	PRINCIPAL AMOUNT($)
Equity-Linked Notes — 15.0%
Barclays Bank PLC, ELN, 55.15%, 7/15/2024, (linked to Nasdaq-100 Index) (United Kingdom) (a)	12,082	220,741,644
BNP Paribas, ELN, 49.90%, 7/22/2024, (linked to Nasdaq-100 Index) (a)	11,302	219,265,016
BNP Paribas, ELN, 53.52%, 7/19/2024, (linked to Nasdaq-100 Index) (a)	10,411	195,461,424
BofA Finance LLC, ELN, 46.93%, 7/8/2024, (linked to Nasdaq-100 Index) (a)	13,778	244,072,034
Mizuho Markets Cayman LP, ELN, 54.28%, 7/5/2024, (linked to Nasdaq-100 Index) (Japan) (a)	12,275	207,897,870
Mizuho Markets Cayman LP, ELN, 57.77%, 7/29/2024, (linked to Nasdaq-100 Index) (Japan) (a)	12,557	254,359,489
National Bank of Canada, ELN, 59.20%, 8/5/2024, (linked to Nasdaq-100 Index) (a)	12,657	251,784,815
SEE NOTES TO FINANCIAL STATEMENTS.

26	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Equity-Linked Notes — continued
Royal Bank of Canada, ELN, 54.13%, 7/12/2024, (linked to Nasdaq-100 Index) (Canada) (a)	12,329	202,076,872
Societe Generale SA, ELN, 55.00%, 7/26/2024, (linked to Nasdaq-100 Index) (a)	12,058	243,071,072
Societe Generale SA, ELN, 58.88%, 8/2/2024, (linked to Nasdaq-100 Index) (a)	12,689	252,086,653
Total Equity-Linked Notes (Cost $2,359,906,092)		2,290,816,889
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $133,145,071)	133,145,071	133,145,071
Total Investments — 99.5% (Cost $12,643,557,612)		15,165,989,249
Other Assets Less Liabilities — 0.5%		78,646,783
NET ASSETS — 100.0%		15,244,636,032

Percentages indicated are based on net assets.

Abbreviations
ELN	Equity-Linked Note
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	27

JPMorgan U.S. Tech Leaders ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.8%
Automobiles — 2.6%
Tesla, Inc. *	69,886	13,829,042
Banks — 1.2%
NU Holdings Ltd., Class A (Brazil) *	512,231	6,602,658
Broadline Retail — 4.3%
Amazon.com, Inc. *	86,003	16,620,080
MercadoLibre, Inc. (Brazil) *	4,083	6,710,002
		23,330,082
Capital Markets — 1.3%
Robinhood Markets, Inc., Class A *	307,054	6,973,196
Communications Equipment — 1.9%
Arista Networks, Inc. *	29,093	10,196,515
Electrical Equipment — 0.3%
Vicor Corp. *	47,425	1,572,613
Entertainment — 4.7%
Netflix, Inc. *	25,808	17,417,303
Take-Two Interactive Software, Inc. *	51,742	8,045,364
		25,462,667
Ground Transportation — 1.9%
Uber Technologies, Inc. *	137,929	10,024,680
Health Care Technology — 1.3%
Veeva Systems, Inc., Class A *	39,344	7,200,345
Hotels, Restaurants & Leisure — 1.8%
Booking Holdings, Inc.	2,462	9,753,213
Interactive Media & Services — 9.3%
Alphabet, Inc., Class C	126,807	23,258,940
Meta Platforms, Inc., Class A	53,148	26,798,284
		50,057,224
IT Services — 4.8%
MongoDB, Inc. *	29,265	7,315,079
Shopify, Inc., Class A (Canada) *	186,929	12,346,660
Snowflake, Inc., Class A *	45,884	6,198,470
		25,860,209
Media — 1.8%
Trade Desk, Inc. (The), Class A *	101,180	9,882,251
Semiconductors & Semiconductor Equipment — 34.9%
Advanced Micro Devices, Inc. *	98,031	15,901,608
Allegro MicroSystems, Inc. (Japan) *	88,706	2,505,057
ASML Holding NV (Registered), NYRS (Netherlands)	8,784	8,983,660
Astera Labs, Inc. * (a)	22,655	1,370,854
INVESTMENTS	SHARES	VALUE($)

Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.	7,309	11,734,819
Credo Technology Group Holding Ltd. *	312,656	9,986,233
Entegris, Inc.	45,907	6,215,808
First Solar, Inc. *	22,451	5,061,802
Lam Research Corp.	14,782	15,740,613
Marvell Technology, Inc.	100,211	7,004,749
Micron Technology, Inc.	120,092	15,795,701
MKS Instruments, Inc.	28,467	3,717,221
Monolithic Power Systems, Inc.	12,800	10,517,504
NVIDIA Corp.	237,250	29,309,865
ON Semiconductor Corp. *	55,889	3,831,191
Onto Innovation, Inc. *	24,970	5,482,413
Rambus, Inc. *	71,389	4,194,818
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	111,890	19,447,601
Teradyne, Inc.	34,724	5,149,222
Universal Display Corp.	30,634	6,440,798
		188,391,537
Software — 25.8%
Adobe, Inc. *	22,205	12,335,766
Atlassian Corp., Class A *	27,074	4,788,849
Bill Holdings, Inc. *	27,781	1,461,836
Confluent, Inc., Class A *	241,249	7,124,083
Crowdstrike Holdings, Inc., Class A *	21,762	8,338,981
Datadog, Inc., Class A *	46,814	6,071,308
Elastic NV *	79,882	9,099,358
Gitlab, Inc., Class A *	100,022	4,973,094
HubSpot, Inc. *	16,304	9,615,936
Intuit, Inc.	10,992	7,224,052
Microsoft Corp.	18,184	8,127,339
Oracle Corp.	152,934	21,594,281
Palo Alto Networks, Inc. *	11,783	3,994,555
Procore Technologies, Inc. *	53,403	3,541,153
Rubrik, Inc., Class A *	23,077	707,542
ServiceNow, Inc. *	15,077	11,860,623
Synopsys, Inc. *	30,906	18,390,924
		139,249,680
Technology Hardware, Storage & Peripherals — 0.9%
Super Micro Computer, Inc. *	6,218	5,094,718
Total Common Stocks (Cost $466,290,441)		533,480,630
SEE NOTES TO FINANCIAL STATEMENTS.

28	J.P. Morgan Exchange-Traded Funds	June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.4%
Investment Companies — 1.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $6,303,772)	6,303,772	6,303,772
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c) (Cost $1,211,550)	1,211,550	1,211,550
Total Short-Term Investments (Cost $7,515,322)		7,515,322
Total Investments — 100.2% (Cost $473,805,763)		540,995,952
Liabilities in Excess of Other Assets — (0.2)%		(1,176,761)
NET ASSETS — 100.0%		539,819,191

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 is $1,240,455.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	29

STATEMENTS OF ASSETS AND LIABILITIES
AS OF June 30, 2024

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
ASSETS:
Investments in non-affiliates, at value	$2,038,546,263	$12,848,481	$1,224,262,570	$33,435,709,882
Investments in affiliates, at value	50,270,146	308,189	40,756,464	219,654,416
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	—	—	545,974	—
Cash	141,603	1,215	182,611	1,027,679
Deposits at broker for futures contracts	—	—	—	1,190,000
Receivables:
Investment securities sold	—	—	90	738,022,264
Fund shares sold	411,691	—	—	654,025
Interest from non-affiliates	—	—	13,387	101,317,063
Dividends from non-affiliates	166,057	10,879	1,112,685	19,541,356
Dividends from affiliates	7,237	44	5,867	31,621
Securities lending income (See Note 2.C.)	—	—	2,654	—
Variation margin on futures contracts	—	—	—	108,750
Total Assets	2,089,542,997	13,168,808	1,266,882,302	34,517,257,056
LIABILITIES:
Payables:
Investment securities purchased	—	—	—	752,132,363
Collateral received on securities loaned (See Note 2.C.)	—	—	545,974	—
Accrued liabilities:
Management fees (See Note 3.A.)	681,186	7,748	423,918	9,541,910
Total Liabilities	681,186	7,748	969,892	761,674,273
Net Assets	$2,088,861,811	$13,161,060	$1,265,912,410	$33,755,582,783
NET ASSETS:
Paid-in-Capital	$1,709,620,600	$12,472,387	$1,211,198,387	$34,128,563,783
Total distributable earnings (loss)	379,241,211	688,673	54,714,023	(372,981,000)
Total Net Assets	$2,088,861,811	$13,161,060	$1,265,912,410	$33,755,582,783
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	27,775,000	240,000	21,375,000	595,250,000
Net asset value, per share	$75.21	$54.84	$59.22	$56.71
Cost of investments in non-affiliates	$1,625,906,266	$12,246,103	$1,135,449,285	$28,742,406,626
Cost of investments in affiliates	50,270,146	308,189	40,756,464	219,654,416
Investment securities on loan, at value (See Note 2.C.)	—	—	532,626	—
Cost of investment of cash collateral (See Note 2.C.)	—	—	545,974	—
SEE NOTES TO FINANCIAL STATEMENTS.

30	J.P. Morgan Exchange-Traded Funds	June 30, 2024

	JPMorgan Market Expansion Enhanced Equity ETF	JPMorgan Nasdaq Equity Premium Income ETF	JPMorgan U.S. Tech Leaders ETF
ASSETS:
Investments in non-affiliates, at value	$1,109,485,423	$15,032,844,178	$533,480,630
Investments in affiliates, at value	16,205,206	133,145,071	6,303,772
Investments of cash collateral received from securities loaned, at value (See Note 2.C.)	15,902,502	—	1,211,550
Cash	559,048	—	42,035
Deposits at broker for futures contracts	760,000	—	—
Receivables:
Investment securities sold	—	226,299,765	—
Fund shares sold	54,481	23,358,759	154,939
Interest from non-affiliates	—	80,278,169	—
Dividends from non-affiliates	1,000,760	2,760,314	85,726
Dividends from affiliates	2,333	19,167	908
Securities lending income (See Note 2.C.)	3,377	—	—
Variation margin on futures contracts	28,012	—	—
Total Assets	1,144,001,142	15,498,705,423	541,279,560
LIABILITIES:
Payables:
Due to custodian	—	2,802	—
Investment securities purchased	—	249,989,040	—
Collateral received on securities loaned (See Note 2.C.)	15,902,502	—	1,211,550
Accrued liabilities:
Investment advisory fees	113,588	—	—
Administration fees	66,862	—	—
Printing and mailing costs	3,252	—	—
Management fees (See Note 3.A.)	—	4,077,549	248,819
Custodian and accounting fees	8,591	—	—
Trustees’ and Chief Compliance Officer’s fees	73	—	—
Other	66,642	—	—
Total Liabilities	16,161,510	254,069,391	1,460,369
Net Assets	$1,127,839,632	$15,244,636,032	$539,819,191
NET ASSETS:
Paid-in-Capital	$884,998,060	$13,939,448,878	$479,427,527
Total distributable earnings (loss)	242,841,572	1,305,187,154	60,391,664
Total Net Assets	$1,127,839,632	$15,244,636,032	$539,819,191
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001)	19,923,634	274,825,000	7,800,000
Net asset value, per share	$56.61	$55.47	$69.21
Cost of investments in non-affiliates	$866,107,226	$12,510,412,541	$466,290,441
Cost of investments in affiliates	16,205,206	133,145,071	6,303,772
Investment securities on loan, at value (See Note 2.C.)	15,500,412	—	1,240,455
Cost of investment of cash collateral (See Note 2.C.)	15,903,602	—	1,211,550
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	31

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024

	JPMorgan Active Growth ETF	JPMorgan Active Small Cap Value ETF	JPMorgan Active Value ETF	JPMorgan Equity Premium Income ETF
INVESTMENT INCOME:
Interest income from non-affiliates	$—	$—	$13,386	$1,960,281,819
Interest income from affiliates	490	—	6	162,813
Dividend income from non-affiliates	5,137,818	252,901	17,477,034	458,152,564
Dividend income from affiliates	1,170,753	20,297	1,339,152	15,111,171
Income from securities lending (net) (See Note 2.C.)	—	2,425	18,069	601,828
Total investment income	6,309,061	275,623	18,847,647	2,434,310,195
EXPENSES:
Management fees (See Note 3.A.)	4,207,109	93,661	3,510,956	108,103,352
Interest expense to non-affiliates	—	—	—	65
Interest expense to affiliates	—	—	—	44
Total expenses	4,207,109	93,661	3,510,956	108,103,461
Net investment income (loss)	2,101,952	181,962	15,336,691	2,326,206,734
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(22,841,778)	16,242	(31,912,265)	(2,688,117,753)
In-kind redemptions of investments in non-affiliates (See Note 4)	23,500,217	460,530	61,443,322	340,395,789
Futures contracts	—	—	—	(3,566,359)
Foreign currency transactions	—	—	(120)	—
Net realized gain (loss)	658,439	476,772	29,530,937	(2,351,288,323)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	355,580,171	748,986	69,292,980	3,169,883,675
Investments in affiliates	—	—	—	17,595
Futures contracts	—	—	—	88,737
Foreign currency translations	—	—	(4)	—
Change in net unrealized appreciation/depreciation	355,580,171	748,986	69,292,976	3,169,990,007
Net realized/unrealized gains (losses)	356,238,610	1,225,758	98,823,913	818,701,684
Change in net assets resulting from operations	$358,340,562	$1,407,720	$114,160,604	$3,144,908,418
SEE NOTES TO FINANCIAL STATEMENTS.

32	J.P. Morgan Exchange-Traded Funds	June 30, 2024

	JPMorgan Market Expansion Enhanced Equity ETF	JPMorgan Nasdaq Equity Premium Income ETF	JPMorgan U.S. Tech Leaders ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$56,600	$858,078,214	$—
Interest income from affiliates	54	17,871	3
Dividend income from non-affiliates	13,824,639	62,733,240	503,935
Dividend income from affiliates	848,756	4,662,804	128,092
Income from securities lending (net) (See Note 2.C.)	78,421	2	2
Total investment income	14,808,470	925,492,131	632,032
EXPENSES:
Management fees (See Note 3.A.)	—	30,499,698	1,162,012
Investment advisory fees	2,370,477	—	—
Administration fees	711,146	—	—
Custodian and accounting fees	34,703	—	—
Interest expense to non-affiliates	7,166	7,140	261
Interest expense to affiliates	3,456	—	—
Professional fees	75,688	—	—
Trustees’ and Chief Compliance Officer’s fees	28,061	—	—
Printing and mailing costs	38,688	—	—
Registration and filing fees	15,156	—	—
Other	30,982	—	—
Total expenses	3,315,523	30,506,838	1,162,273
Less fees waived	(21,564)	—	—
Less expense reimbursements	(1,028,291)	—	—
Net expenses	2,265,668	30,506,838	1,162,273
Net investment income (loss)	12,542,802	894,985,293	(530,241)
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(890,676)	(1,019,417,996)	(6,310,230)
In-kind redemptions of investments in non-affiliates (See Note 4)	101,775,639	382,437,461	3,429,414
Futures contracts	2,710,737	6,784,410	—
Net realized gain (loss)	103,595,700	(630,196,125)	(2,880,816)
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	13,148,109	1,988,265,105	67,190,189
Investments in affiliates	(1,100)	—	—
Futures contracts	(380,339)	—	—
Change in net unrealized appreciation/depreciation	12,766,670	1,988,265,105	67,190,189
Net realized/unrealized gains (losses)	116,362,370	1,358,068,980	64,309,373
Change in net assets resulting from operations	$128,905,172	$2,253,054,273	$63,779,132

(a)
Commencement of operations was October 4, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	33

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Active Growth ETF		JPMorgan Active Small Cap Value ETF
	Year Ended June 30, 2024	Period Ended June 30, 2023 (a)	Year Ended June 30, 2024	Period Ended June 30, 2023 (b)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$2,101,952	$663,053	$181,962	$50,609
Net realized gain (loss)	658,439	(7,004,640)	476,772	(24,645)
Change in net unrealized appreciation/depreciation	355,580,171	57,059,826	748,986	(146,608)
Change in net assets resulting from operations	358,340,562	50,718,239	1,407,720	(120,644)
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,449,368)	(206,646)	(138,781)	—
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,373,940,239	307,518,785	1,055,465	10,957,300
NET ASSETS:
Change in net assets	1,730,831,433	358,030,378	2,324,404	10,836,656
Beginning of period	358,030,378	—	10,836,656	—
End of period	$2,088,861,811	$358,030,378	$13,161,060	$10,836,656
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,446,010,379	$329,978,902	$4,316,589	$10,957,300
Cost of shares redeemed	(72,070,140)	(22,460,117)	(3,261,124)	—
Total change in net assets resulting from capital transactions	$1,373,940,239	$307,518,785	$1,055,465	$10,957,300
SHARE TRANSACTIONS:
Issued	22,375,000	6,875,000	80,000	220,000
Redeemed	(1,025,000)	(450,000)	(60,000)	—
Net increase in shares from transactions	21,350,000	6,425,000	20,000	220,000

(a)
Commenced operations on August 8, 2022.
(b)
Commenced operations on March 7, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

34	J.P. Morgan Exchange-Traded Funds	June 30, 2024

	JPMorgan Active Value ETF		JPMorgan Equity Premium Income ETF
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$15,336,691	$4,726,777	$2,326,206,734	$1,946,111,691
Net realized gain (loss)	29,530,937	(2,237,043)	(2,351,288,323)	(1,801,885,017)
Change in net unrealized appreciation/depreciation	69,292,976	21,464,209	3,169,990,007	1,882,934,265
Change in net assets resulting from operations	114,160,604	23,953,943	3,144,908,418	2,027,160,939
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(14,678,345)	(4,338,724)	(2,314,633,449)	(1,873,734,871)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	747,987,523	354,602,282	4,878,611,486	17,686,859,307
NET ASSETS:
Change in net assets	847,469,782	374,217,501	5,708,886,455	17,840,285,375
Beginning of period	418,442,628	44,225,127	28,046,696,328	10,206,410,953
End of period	$1,265,912,410	$418,442,628	$33,755,582,783	$28,046,696,328
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,051,432,477	$370,777,128	$6,655,815,402	$19,072,623,769
Cost of shares redeemed	(303,444,954)	(16,174,846)	(1,777,203,916)	(1,385,764,462)
Total change in net assets resulting from capital transactions	$747,987,523	$354,602,282	$4,878,611,486	$17,686,859,307
SHARE TRANSACTIONS:
Issued	18,725,000	7,275,000	120,100,000	348,400,000
Redeemed	(5,225,000)	(325,000)	(32,075,000)	(25,250,000)
Net increase in shares from transactions	13,500,000	6,950,000	88,025,000	323,150,000
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	35

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Market Expansion Enhanced Equity ETF		JPMorgan Nasdaq Equity Premium Income ETF
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$12,542,802	$11,481,846	$894,985,293	$179,675,536
Net realized gain (loss)	103,595,700	50,220,869	(630,196,125)	(285,414,826)
Change in net unrealized appreciation/depreciation	12,766,670	69,920,834	1,988,265,105	538,805,544
Change in net assets resulting from operations	128,905,172	131,623,549	2,253,054,273	433,066,254
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(11,920,279)	(52,218,514)	(809,391,007)	(149,409,334)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	156,294,367	(58,838,049)	9,843,976,704	3,572,183,413
NET ASSETS:
Change in net assets	273,279,260	20,566,986	11,287,639,970	3,855,840,333
Beginning of period	854,560,372	833,993,386	3,956,996,062	101,155,729
End of period	$1,127,839,632	$854,560,372	$15,244,636,032	$3,956,996,062
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$355,097,159	$20,677,423	$11,226,821,789	$3,840,224,854
Cost of shares redeemed	(198,802,792)	(79,515,472)	(1,382,845,085)	(268,041,441)
Total change in net assets resulting from capital transactions	$156,294,367	$(58,838,049)	$9,843,976,704	$3,572,183,413
SHARE TRANSACTIONS:
Issued	6,450,000	425,000	220,825,000	85,625,000
Redeemed	(3,575,000)	(1,575,000)	(27,875,000)	(5,975,000)
Net increase (decrease) in shares from share transactions	2,875,000	(1,150,000)	192,950,000	79,650,000
SEE NOTES TO FINANCIAL STATEMENTS.

36	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMorgan U.S. Tech Leaders ETF (a)
Period Ended June 30, 2024
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(530,241)
Net realized gain (loss)	(2,880,816)
Change in net unrealized appreciation/depreciation	67,190,189
Change in net assets resulting from operations	63,779,132
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	476,040,059
NET ASSETS:
Change in net assets	539,819,191
Beginning of period	—
End of period	$539,819,191
CAPITAL TRANSACTIONS:
Proceeds from shares issued	$488,505,585
Cost of shares redeemed	(12,465,526)
Total change in net assets resulting from capital transactions	$476,040,059
SHARE TRANSACTIONS:
Issued	8,000,000
Redeemed	(200,000)
Net increase in shares from transactions	7,800,000

(a)
Commencement of operations was October 4, 2023.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	37

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
JPMorgan Active Growth ETF
Year Ended June 30, 2024	$55.72	$0.14	$19.45	$19.59	$(0.10)	$—	$(0.10)
August 8, 2022 (f) through June 30, 2023	49.95	0.19	5.65	5.84	(0.07)	—	(0.07)
JPMorgan Active Small Cap Value ETF
Year Ended June 30, 2024	49.26	0.75	5.42	6.17	(0.59)	—	(0.59)
March 7, 2023 (f) through June 30, 2023	50.00	0.23	(0.97)	(0.74)	—	—	—
JPMorgan Active Value ETF
Year Ended June 30, 2024	53.14	1.06	5.95	7.01	(0.93)	—	(0.93)
Year Ended June 30, 2023	47.81	0.98	5.09	6.07	(0.74)	—	(0.74)
October 4, 2021 (f) through June 30, 2022	49.50	0.63	(1.78)	(1.15)	(0.47)	(0.07)	(0.54)
JPMorgan Equity Premium Income ETF
Year Ended June 30, 2024	55.29	4.16	1.42	5.58	(4.16)	—	(4.16)
Year Ended June 30, 2023	55.45	5.84	0.04	5.88	(6.04)	—	(6.04)
Year Ended June 30, 2022	60.50	6.11	(6.20)	(0.09)	(4.96)	—	(4.96)
Year Ended June 30, 2021	50.76	5.17	9.42	14.59	(4.85)	—	(4.85)
May 20, 2020 (f) through June 30, 2020	50.00	0.63	0.13 (h)	0.76	—	—	—
JPMorgan Market Expansion Enhanced Equity ETF (i) (j)
Year Ended June 30, 2024	50.12	0.70	6.46	7.16	(0.67)	—	(0.67)
Year Ended June 30, 2023	45.83	0.67	6.67	7.34	(0.66)	(2.39)	(3.05)
Year Ended June 30, 2022	62.87	0.70	(8.03)	(7.33)	(0.66)	(9.05)	(9.71)
Year Ended June 30, 2021	41.41	0.63	23.22	23.85	(0.63)	(1.76)	(2.39)
Year Ended June 30, 2020	48.77	0.63	(4.82)	(4.19)	(0.68)	(2.49)	(3.17)
JPMorgan Nasdaq Equity Premium Income ETF
Year Ended June 30, 2024	48.33	5.25	6.75	12.00	(4.86)	—	(4.86)
Year Ended June 30, 2023	45.46	6.04	2.47	8.51	(5.64)	—	(5.64)
May 3, 2022 (f) through June 30, 2022	50.00	1.11	(5.27)	(4.16)	(0.38)	—	(0.38)
JPMorgan U.S. Tech Leaders ETF
October 4, 2023 (f) through June 30, 2024	50.00	(0.14)	19.35	19.21	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
Market price return was calculated assuming an initial investment made at the market price at the beginning of the reporting period, reinvestment of all dividends and distributions at the market price during the period, and sale at the market price on the last day of the period. The closing price was used to calculate the market price return.

(f)	Commencement of operations.
(g)
Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of secondary market trading, the net asset value is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
Calculation of the net realized and unrealized gains (losses) per share does not correlate with the Fund’s net realized and unrealized gains (losses) presented in the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

(i)
Per Share amounts reflect the conversion of the JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the
JPMorgan Market Expansion Enhanced Index Fund (“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. See Note 1.

(j)
JPMorgan Market Expansion Enhanced Equity ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund
(“Predecessor Fund”) in a reorganization that occurred as of the close of business on May 6, 2022. Performance and financial history of the Predecessor Fund’s
Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Predecessor
Fund’s Class R6 Shares for the period July 1, 2019 up through the reorganization.

(k)
JPMorgan Market Expansion Enhanced Equity ETF acquired all of the assets and liabilities of the JPMorgan Market Expansion Enhanced Index Fund (“Predecessor
Fund”) in a reorganization on May 6, 2022. Market price returns are calculated using the official closing price of the JPMorgan Market Expansion Enhanced Equity
ETF on the listing exchange as of the time that the JPMorgan Market Expansion Enhanced Equity ETF's NAV is calculated. Prior to the JPMorgan Market Expansion
Enhanced Equity ETF's listing on May 9, 2022, the NAV performance of the Class R6 and the Class I Shares of the Predecessor Fund are used as proxy market price returns.

38	J.P. Morgan Exchange-Traded Funds	June 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets (a)
Net asset value, end of period	Market price, end of period	Total return (c)(d)	Market price total return (c)(e)	Net assets, end of period	Net expenses	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$75.21	$75.15	35.21%	35.05%	$2,088,861,811	0.44%	0.22%	0.44%	30%
55.72	55.74	11.73	11.77 (g)	358,030,378	0.44	0.45	0.44	60

54.84	54.81	12.54	12.38	13,161,060	0.74	1.43	0.74	27
49.26	49.30	(1.48)	(1.40)(g)	10,836,656	0.74	1.57	0.74	13

59.22	59.26	13.29	13.35	1,265,912,410	0.44	1.90	0.44	87
53.14	53.15	12.79	13.04	418,442,628	0.44	1.91	0.44	80
47.81	47.71	(2.37)	(2.57)(g)	44,225,127	0.44	1.64	0.44	56

56.71	56.68	10.58	10.44	33,755,582,783	0.35	7.50	0.35	174
55.29	55.33	11.30	11.37	28,046,696,328	0.35	10.69	0.35	190
55.45	55.45	(0.49)	(0.62)	10,206,410,953	0.35	10.23	0.35	195
60.50	60.57	30.22	29.90	1,916,419,087	0.35	8.89	0.35	195
50.76	50.94	1.52	1.88 (g)	27,916,586	0.35	11.11	0.35	13

56.61	56.64	14.36	14.33 (k)	1,127,839,632	0.24	1.32	0.35	26
50.12	50.16	16.61	16.73 (k)	854,560,372	0.24	1.38	0.24	29
45.83	45.82	(13.80)	(13.81)(k)	833,993,386	0.25	1.21	0.36	27
62.87	62.87	58.97	58.97 (k)	766,008,977	0.25	1.18	0.35	35
41.41	41.41	(9.65)	(9.65)(k)	500,129,035	0.25	1.45	0.36	49

55.47	55.50	26.44	26.41	15,244,636,032	0.35	10.20	0.35	168
48.33	48.37	20.81	20.11	3,956,996,062	0.35	13.49	0.35	162
45.46	45.76	(8.37)	(7.77)(g)	101,155,729	0.35	14.59	0.35	12

69.21	69.25	38.42	38.50 (g)	539,819,191	0.65	(0.30)	0.65	32

June 30, 2024	J.P. Morgan Exchange-Traded Funds	39

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The following are 7 separate funds of the Trust (each, a "Fund" and collectively, the "Funds") covered by this report:
Diversification Classification
JPMorgan Active Growth ETF	Non-diversified
JPMorgan Active Small Cap Value ETF	Diversified
JPMorgan Active Value ETF	Diversified
JPMorgan Equity Premium Income ETF	Diversified
JPMorgan Market Expansion Enhanced Equity ETF	Diversified
JPMorgan Nasdaq Equity Premium Income ETF	Non-Diversified
JPMorgan U.S. Tech Leaders ETF(1)	Diversified

(1)	Commencement of operations was October 4, 2023.
The investment objective of JPMorgan Active Growth ETF ("Active Growth ETF"), JPMorgan Active Small Cap Value ETF ("Active Small Cap Value ETF"), JPMorgan Active Value ETF ("Active Value ETF") and JPMorgan U.S. Tech Leaders ETF ("U.S. Tech Leaders ETF") is to seek to provide long-term capital appreciation.
The investment objective of JPMorgan Market Expansion Enhanced Equity ETF ("Market Expansion Enhanced Equity ETF") is to seek to provide investment results that correspond to or incrementally exceed the total return performance of an index that tracks the performance of the small- and mid- capitalization equity markets.
The investment objective of JPMorgan Equity Premium Income ETF ("Equity Premium Income ETF") and JPMorgan Nasdaq Equity Premium Income ETF ("Nasdaq Equity Premium Income ETF") is to seek current income while maintaining prospects for capital appreciation.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Funds.
Shares of each Fund are listed and traded at market price on an exchange as follows:
Listing Exchange
Active Growth ETF	NYSE Arca, Inc.
Active Small Cap Value ETF	NYSE Arca, Inc.
Active Value ETF	NYSE Arca, Inc.
Equity Premium Income ETF	NYSE Arca, Inc.
Market Expansion Enhanced Equity ETF	NYSE Arca, Inc.
Nasdaq Equity Premium Income ETF	The NASDAQ Stock Market® LLC
U.S. Tech Leaders ETF	The NASDAQ Stock Market® LLC
Market prices for the Funds’ shares may be different from their net asset value (“NAV”).
The Funds issue and redeem their shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units”. Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. A cash amount may be substituted if a Fund has sizable exposure to market or sponsor restricted securities. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Funds (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i)

40	J.P. Morgan Exchange-Traded Funds	June 30, 2024

the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Funds' valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the "Board"), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Funds are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”):
Active Growth ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,088,816,409	$—	$—	$2,088,816,409

(a)	Please refer to the SOI for specifics of portfolio holdings.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	41

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
Active Small Cap Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,156,670	$—	$—	$13,156,670

(a)	Please refer to the SOI for specifics of portfolio holdings.

Active Value ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,265,565,008	$—	$—	$1,265,565,008

(a)	Please refer to the SOI for specifics of portfolio holdings.

Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$28,879,203,781	$—	$—	$28,879,203,781
Equity Linked Notes	—	4,556,506,101	—	4,556,506,101
Short-Term Investments
Investment Companies	219,654,416	—	—	219,654,416
Total Investments in Securities	$29,098,858,197	$4,556,506,101	$—	$33,655,364,298
Appreciation in Other Financial Instruments
Futures Contracts	$88,737	$—	$—	$88,737

Market Expansion Enhanced Equity ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,141,593,131	$—	$—	$1,141,593,131
Appreciation in Other Financial Instruments
Futures Contracts (a)	$29,660	$—	$—	$29,660
Depreciation in Other Financial Instruments
Futures Contracts (a)	(5,299)	—	—	(5,299)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$24,361	$—	$—	$24,361

(a)	Please refer to the SOI for specifics of portfolio holdings.

Nasdaq Equity Premium Income ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$12,742,027,289	$—	$—	$12,742,027,289
Equity Linked Notes	—	2,290,816,889	—	2,290,816,889

42	J.P. Morgan Exchange-Traded Funds	June 30, 2024

Nasdaq Equity Premium Income ETF (continued)
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$133,145,071	$—	$—	$133,145,071
Total Investments in Securities	$12,875,172,360	$2,290,816,889	$—	$15,165,989,249

U.S. Tech Leaders ETF
	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$540,995,952	$—	$—	$540,995,952

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAVs of the Funds.
As of June 30, 2024, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Funds are authorized to engage in securities lending in order to generate additional income. The Funds are able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Funds, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Funds retain the interest earned on cash collateral investments but are required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Funds or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Income from securities lending (net). The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statements of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statements of Assets and Liabilities and details of collateral investments are disclosed on the SOIs.
The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Funds may incur losses that exceed the amount they earned on lending the security. Upon termination of a loan, the Funds may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	43

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
The following table presents for each lending Fund, the value of the securities on loan with Citibank, net of amounts available for offset under the master netting arrangements and any related collateral received or posted by the Funds as of June 30, 2024.
	Investment Securities on Loan, at value, Presented on the Statements of Assets and Liabilities	Cash Collateral Posted by Borrower*	Net Amount Due to Counterparty (not less than zero)
Active Value ETF	$532,626	$(532,626)	$—
Market Expansion Enhanced Equity ETF	15,500,412	(15,500,412)	—
U.S. Tech Leaders ETF	1,240,455	(1,211,550)**	28,905

*	Collateral posted reflects the value of securities on loan and does not include any additional amounts received from the borrower.
**	Subsequent to June 30, 2024, additional collateral was received.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security.
JPMIM voluntarily waived management fees charged to the Funds to reduce the impact of the cash collateral investment in the JPMorgan U.S. Government Money Market Fund from 0.13% to 0.06%. For the year ended June 30, 2024, JPMIM waived fees associated with the Funds' investment in the JPMorgan U.S. Government Money Market Fund as follows:
Active Small Cap Value ETF	$12
Active Value ETF	112
Equity Premium Income ETF	17,197
Market Expansion Enhanced Equity ETF	6,526
Nasdaq Equity Premium Income ETF	1
U.S. Tech Leaders ETF	2
The above waiver is included in the determination of earnings on cash collateral investment and in the calculation of Citibank’s compensation and is included on the Statements of Operations as Income from securities lending (net).
Active Small Cap Value ETF, Equity Premium Income ETF, Nasdaq Equity Premium Income ETF and U.S. Tech Leaders ETF did not have any securities on loan at June 30, 2024.
Active Growth ETF did not lend out any securities during the year ended June 30, 2024.
D. Investment Transactions with Affiliates— The Funds invested in Underlying Funds advised by the Adviser. An issuer which is under common control with a Fund may be considered an affiliate. For the purposes of the financial statements, the Funds assume the issuers listed in the tables below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the tables below.
Active Growth ETF
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$6,933,264	$101,376,449	$58,039,567	$—	$—	$50,270,146	50,270,146	$1,170,753	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.

44	J.P. Morgan Exchange-Traded Funds	June 30, 2024

Active Small Cap Value ETF
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$106,783	$106,783	$—	$—	$—	—	$1,003 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	278,027	1,957,483	1,927,321	—	—	308,189	308,189	20,297	—
Total	$278,027	$2,064,266	$2,034,104	$—	$—	$308,189		$21,300	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Active Value ETF
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$252,180	$3,180,584	$2,886,790	$—	$—	$545,974	545,974	$8,575 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	12,221,401	55,984,069	27,449,006	—	—	40,756,464	40,756,464	1,339,152	—
Total	$12,473,581	$59,164,653	$30,335,796	$—	$—	$41,302,438		$1,347,727	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Equity Premium Income ETF
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	$334,966,807	$776,000,000	$1,111,094,674	$110,272 *	$17,595	$—	—	$10,609,989 *	$—

June 30, 2024	J.P. Morgan Exchange-Traded Funds	45

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
Equity Premium Income ETF (continued)
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$47,208,090	$358,373,600	$405,581,690	$—	$—	$—	—	$1,223,613 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	224,743,189	5,814,607,848	5,819,696,621	—	—	219,654,416	219,654,416	15,111,171	—
Total	$606,918,086	$6,948,981,448	$7,336,372,985	$110,272	$17,595	$219,654,416		$26,944,773	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

Market Expansion Enhanced Equity ETF
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.39% (a) (b)	$17,998,200	$192,000,000	$196,000,000	$(900)*	$(1,100)	$13,996,200	13,996,200	$1,914,840 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	5,817,078	115,310,086	119,220,862	—	—	1,906,302	1,906,302	273,299 *	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	19,564,496	176,620,053	179,979,343	—	—	16,205,206	16,205,206	848,756	—
Total	$43,379,774	$483,930,139	$495,200,205	$(900)	$(1,100)	$32,107,708		$3,036,895	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

46	J.P. Morgan Exchange-Traded Funds	June 30, 2024

Nasdaq Equity Premium Income ETF
For the year ended June 30, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	$—	$22,900	$22,900	$—	$—	$—	—	$3 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	49,625,385	3,170,919,239	3,087,399,553	—	—	133,145,071	133,145,071	4,662,804	—
Total	$49,625,385	$3,170,942,139	$3,087,422,453	$—	$—	$133,145,071		$4,662,807	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).

U.S. Tech Leaders ETF
For the period ended June 30, 2024
Security Description	Value at October 4, 2023(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	$—	$1,990,995	$779,445	$—	$—	$1,211,550	1,211,550	$3,753 *	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	—	40,755,809	34,452,037	—	—	6,303,772	6,303,772	128,092	—
Total	$—	$42,746,804	$35,231,482	$—	$—	$7,515,322		$131,845	$—

(a)	Commencement of operations was October 4, 2023.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of June 30, 2024.
*	Amount is included on the Statements of Operations as Income from securities lending (net) (after payments of rebates and Citibank’s fee).
E. Futures Contracts— Equity Premium Income ETF, Market Expansion Enhanced Equity ETF and Nasdaq Equity Premium Income ETF used index futures contracts to manage and hedge equity price risk associated with portfolio investments. The Funds also purchased futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	47

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
The use of futures contracts exposes the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
The table below discloses the volume of the Funds' futures contracts activity during the year ended June 30, 2024:
	Equity Premium Income ETF	Market Expansion Enhanced Equity ETF	Nasdaq Equity Premium Income ETF
Futures Contracts:
Average Notional Balance Long	$20,235,577	$14,095,903	$11,067,700
Average Notional Balance Short	(5,778,740)	—	(36,856,608)
Ending Notional Balance Long	—	13,871,630	—
Ending Notional Balance Short	(27,621,250)	—	—
F. Equity-Linked Notes— Equity Premium Income ETF and Nasdaq Equity Premium Income ETF invested in Equity-Linked Notes (“ELNs”). These are hybrid instruments which combine both debt and equity characteristics into a single note form. ELNs' values are linked to the performance of an underlying index. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs are valued daily, under procedures adopted by the Board, based on values provided by an approved pricing source. These notes have a coupon which is accrued and recorded as Interest income from non-affiliates on the Statements of Operations. Changes in the market value of ELNs are recorded as Change in net unrealized appreciation or depreciation on the Statements of Operations. A Fund realizes a gain or loss when an ELN is sold or matures, which is recorded as Net realized gain (loss) on transactions from investments in non-affiliates on the Statements of Operations.
As of June 30, 2024, Equity Premium Income ETF and Nasdaq Equity Premium Income ETF had outstanding ELNs as listed on the SOIs.
G. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method, which adjusts for amortization of premiums and accretion of discounts. Distributions of net investment income and realized capital gains from the Underlying Funds are recorded on the ex-dividend date.
To the extent such information is publicly available, the Funds record distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.

48	J.P. Morgan Exchange-Traded Funds	June 30, 2024

H. Federal Income Taxes— Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds' tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Funds' financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each Fund's Federal tax returns for the prior three fiscal years, or since inception if shorter, remain subject to examination by the Internal Revenue Service.
I. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least monthly for Equity Premium Income ETF and Nasdaq Equity Premium Income ETF, at least annually for Active Growth ETF, Active Small Cap Value ETF, Market Expansion Enhanced Equity ETF and U.S. Tech Leaders ETF, and at least quarterly for Active Value ETF. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
	Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
Active Growth ETF	$23,340,599	$410	$(23,341,009)
Active Small Cap Value ETF	459,622	—	(459,622)
Active Value ETF	59,662,021	(13,508)	(59,648,513)
Equity Premium Income ETF	322,383,461	—	(322,383,461)
Market Expansion Enhanced Equity ETF	100,809,389	—	(100,809,389)
Nasdaq Equity Premium Income ETF	373,510,130	—	(373,510,130)
U.S. Tech Leaders ETF	3,387,468	41,387	(3,428,855)
The reclassifications for the Funds relate primarily to tax adjustments on certain investments and redemptions in-kind.
3. Fees and Other Transactions with Affiliates
A. Management Fee—JPMIM manages the investments of each Fund. For each Fund other than Market Expansion Enhanced Equity ETF, the investments are managed pursuant to a Management Agreement, under which JPMIM is responsible for substantially all of each Fund’s expenses as described below. JPMIM also manages the investments of Market Expansion Enhanced Equity ETF pursuant to an Investment Advisory Agreement. For such services, JPMIM is paid a fee which is accrued daily and paid no more frequently than monthly based on each Fund's respective average daily net assets at the following rate:

Active Growth ETF	0.44%
Active Small Cap Value ETF	0.74
Active Value ETF	0.44
Equity Premium Income ETF	0.35
Market Expansion Enhanced Equity ETF	0.25
Nasdaq Equity Premium Income ETF	0.35
U.S. Tech Leaders ETF	0.65
Under Management Agreement applicable to each Fund except Market Expansion Enhanced Equity ETF, JPMIM is responsible for substantially all expenses of each Fund, (including expenses of the Trust relating to each Fund), except for the management fees, payments under the Funds' 12b-1 plan (if any), interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses (other than fees for funds advised by the Adviser and/or its affiliates), costs of holding shareholder meetings, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of each Fund’s business. Additionally, each Fund is responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with each Fund’s securities lending program, if applicable. For the avoidance of doubt, the Adviser’s payment of such expenses may be accomplished through a Fund’s payment of such expenses and a corresponding reduction in

June 30, 2024	J.P. Morgan Exchange-Traded Funds	49

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
the fee payable to the Adviser, provided, however, that if the amount of expenses paid by a Fund exceeds the fee payable to the Adviser, the Adviser will reimburse that Fund for such amount.
B. Administration Fee— JPMIM provides administration services to the Funds. Pursuant to each Management Agreement, JPMIM is compensated as described in Note 3.A.
Pursuant to a separate Administration Agreement, the Administrator provides certain administration services to Market Expansion Enhanced Equity ETF. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of Market Expansion Enhanced Equity ETF's average daily net assets, plus 0.050% of the Fund’s average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund’s average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund’s average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of Market Expansion Enhanced Equity ETF's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees for Market Expansion Enhanced Equity ETF as outlined in Note 3.E.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds' sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the management fees payable to JPMIM.
C. Custodian, Accounting and Transfer Agent Fees— JPMCB provides custody, accounting and transfer agency services to the Funds. For performing these services, JPMIM , for the Funds except Market Expansion Enhanced Equity ETF, pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses.
For Market Expansion Enhanced Equity ETF, the Fund pays JPMCB directly. The amounts for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations. The amounts paid for transfer agency services are included in Transfer agency fees on the Statements of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are paid to JPMIM to offset certain custodian charges that are covered by each Management Agreement.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statements of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.
D. Distribution Services— The Distributor or its agent distributes Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of each Fund. JPMDS receives no fees for their distribution services under the distribution agreement with the Trust (the “Distribution Agreement”). Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
E. Waivers and Reimbursements— The Adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse Market Expansion Enhanced Equity ETF to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.24% of Market Expansion Enhanced Equity ETF's average daily net assets. The expense limitation agreement was in effect for the year ended June 30, 2024 and the contractual expense limitation is in place until at least June 30, 2025.
For the year ended June 30, 2024, Market Expansion Enhanced Equity ETF’s service providers waived fees and/or reimbursed expenses for Market Expansion Enhanced Equity ETF as follows. None of these parties expect Market Expansion Enhanced Equity ETF to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Reimbursements
Market Expansion Enhanced Equity ETF	$1,027,450
Additionally, the Funds may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Funds to repay any such waived fees and/ or reimbursed expenses in future years.
The amounts of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 were as follows:

Market Expansion Enhanced Equity ETF	$21,564

50	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMIM voluntarily agreed to reimburse the Funds for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of these reimbursements were as follows:

Market Expansion Enhanced Equity ETF	$841
F. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers receive no compensation from the Funds for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Funds pursuant to Rule 38a-1 under the 1940 Act. The fees associated with the office of the Chief Compliance Officer are paid for by JPMIM as described in Note 3.A. for the Funds except Market Expansion Enhanced Equity ETF. Market Expansion Enhanced Equity ETF, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
During the year ended June 30, 2024, U.S. Tech Leaders ETF purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Adviser.
The below Funds used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows:
Brokerage Commissions
Active Growth ETF	$2,111
Active Value ETF	145
Equity Premium Income ETF	66,105
Market Expansion Enhanced Equity ETF	3,311
Nasdaq Equity Premium Income ETF	6,265
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Active Growth ETF	$287,948,467	$302,297,453
Active Small Cap Value ETF	3,391,580	3,315,397
Active Value ETF	694,100,272	678,542,242
Equity Premium Income ETF	54,721,639,368	53,284,829,779
Market Expansion Enhanced Equity ETF	317,984,888	244,172,772
Nasdaq Equity Premium Income ETF	16,791,452,197	14,784,108,477
U.S. Tech Leaders ETF	85,197,142	77,493,858
For the year ended June 30, 2024, in-kind transactions associated with creations and redemptions were as follows:
	In-Kind Purchases	In-Kind Sales
Active Growth ETF	$1,410,095,750	$64,436,363
Active Small Cap Value ETF	4,149,986	3,159,039
Active Value ETF	992,772,896	288,253,594
Equity Premium Income ETF	5,164,397,830	1,505,200,945
Market Expansion Enhanced Equity ETF	278,603,060	188,555,923
Nasdaq Equity Premium Income ETF	9,079,664,332	1,281,209,829

June 30, 2024	J.P. Morgan Exchange-Traded Funds	51

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
	In-Kind Purchases	In-Kind Sales
U.S. Tech Leaders ETF	$472,486,431	$11,018,458
During the year ended June 30, 2024, the Funds delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Active Growth ETF	$1,679,748,755	$417,595,997	$8,528,343	$409,067,654
Active Small Cap Value ETF	12,556,214	1,299,983	699,527	600,456
Active Value ETF	1,185,574,289	100,895,040	20,904,321	79,990,719
Equity Premium Income ETF	29,143,784,852	5,071,172,705	559,504,522	4,511,668,183
Market Expansion Enhanced Equity ETF	900,482,738	280,158,765	39,024,011	241,134,754
Nasdaq Equity Premium Income ETF	12,661,018,981	2,723,873,516	218,903,248	2,504,970,268
U.S. Tech Leaders ETF	473,957,097	75,200,526	8,161,671	67,038,855
The difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
	Ordinary Income*	Total Distributions Paid
Active Growth ETF	$1,449,368	$1,449,368
Active Small Cap Value ETF	138,781	138,781
Active Value ETF	14,678,345	14,678,345
Equity Premium Income ETF	2,314,633,449	2,314,633,449
Market Expansion Enhanced Equity ETF	11,920,279	11,920,279
Nasdaq Equity Premium Income ETF	809,391,007	809,391,007

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
	Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
Active Growth ETF	$206,646	$—	$206,646
Active Value ETF	4,338,724	—	4,338,724
Equity Premium Income ETF	1,873,734,871	—	1,873,734,871
Market Expansion Enhanced Equity ETF	11,287,892	40,930,622	52,218,514
Nasdaq Equity Premium Income ETF	149,409,334	—	149,409,334

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

52	J.P. Morgan Exchange-Traded Funds	June 30, 2024

As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
	Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Active Growth ETF	$1,124,077	$(14,509,367)	$409,067,654
Active Small Cap Value ETF	102,598	(5,575)	600,456
Active Value ETF	1,122,862	(6,089,592)	79,990,719
Equity Premium Income ETF	203,296,549	(3,060,738,632)	4,507,857,298
Market Expansion Enhanced Equity ETF	6,292,693	(2,527,902)	241,134,754
Nasdaq Equity Premium Income ETF	116,715,391	(363,831,278)	2,504,498,595
U.S. Tech Leaders ETF	—	(8,136)	67,038,855
The cumulative timing differences primarily consist of ordinary loss deferrals, post-October capital loss deferrals and wash sale loss deferrals.
As of June 30, 2024, the following Funds had net capital loss carryforwards, which are available to offset future realized gains:
	Capital Loss Carryforward Character
	Short-Term	Long-Term
Active Growth ETF	$14,316,855	$192,512
Active Small Cap Value ETF	—	5,575
Active Value ETF	5,596,857	492,735
Equity Premium Income ETF	2,614,576,445	446,162,187
Market Expansion Enhanced Equity ETF	2,527,902	—
Nasdaq Equity Premium Income ETF	363,831,278	—
U.S. Tech Leaders ETF	8,136	—
Net capital losses (gains) and specified ordinary losses incurred after October 31 and late year ordinary losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended June 30, 2024, the following Funds deferred to July 1, 2024 the following net capital losses (gains), specified ordinary losses and late year ordinary losses of:
	Net Capital Losses (Gains)		Specified Ordinary Losses	Late Year Ordinary Loss Deferral
	Short-Term	Long-Term
Active Growth ETF	$16,819,215	$(392,592)	$1,070	$—
Active Value ETF	14,617,926	5,674,304	—	—
Equity Premium Income ETF	1,941,041,957	82,300,555	—	—
Market Expansion Enhanced Equity ETF	733,152	1,264,356	—	—
Nasdaq Equity Premium Income ETF	934,030,994	18,143,869	—	—
U.S. Tech Leaders ETF	6,150,201	—	—	484,131
During the year ended June 30, 2024, the following Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term
Active Small Cap Value ETF	$21,063
6. Capital Share Transactions
The Trust issues and redeems shares of the Funds only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Funds may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds' shares outstanding and act as executing or clearing broker for investment transactions

June 30, 2024	J.P. Morgan Exchange-Traded Funds	53

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
on behalf of the Funds. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of a Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Funds' registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount plus at least 105% for the Funds of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay a variable fee to compensate the relevant fund for market impact expenses relating to investing in portfolio securities. Such variable fees, if any, are included in “Proceeds from shares issued” in the Statements of Changes in Net Assets.
7. Borrowings
Effective November 1, 2022, the Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Funds because the Funds and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Funds had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Funds had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Funds did not utilize the Credit Facility during the year ended June 30, 2024.
Effective May 31, 2024, the Funds are no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.

54	J.P. Morgan Exchange-Traded Funds	June 30, 2024

As of June 30, 2024, J.P. Morgan Investor Funds, which are affiliated fund of funds, each owned in the aggregate, shares representing more than 10% of the net assets of the Funds as follows:
J.P. Morgan Investor Funds
Market Expansion Enhanced Equity ETF	52.7%
Significant shareholder transactions by the Adviser may impact the Funds' performance.
As of June 30, 2024, the Adviser owned shares representing more than 10% of net assets of the following Funds:
% of Ownership
Active Small Cap Value ETF	83%
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in Shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Funds’ holdings. During such periods, investors may incur significant losses if shares are sold.
Equity Premium Income ETF's and Nasdaq Equity Premium Income ETF's investments in ELNs entail varying degrees of risks. The Funds are subject to loss of their full principal amount. In addition, the ELNs are subject to a stated maximum return which may limit the payment at maturity. The Funds may also be exposed to additional risks associated with structured notes including: counterparty credit risk related to the issuer’s ability to make payment at maturity; liquidity risk related to a lack of liquid market for these notes, preventing the Funds from trading or selling the notes easily; and a greater degree of market risk than other types of debt securities because the investor bears the risk associated with the underlying financial instruments.
The Funds are subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of a Fund's investments, increase a Fund's volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on a Fund’s investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact a Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.
9. Subsequent Event
On August 22, 2024, the Board approved a change to the name of Market Expansion Enhanced Equity ETF to JPMorgan Small & Mid Cap Enhanced Equity ETF, which will become effective on September 30, 2024.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the funds listed in the table below (seven of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, hereafter collectively referred to as the "Funds") as of June 30, 2024, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2024, the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
JPMorgan Active Growth ETF (1)	JPMorgan Market Expansion Enhanced Equity ETF (3)
JPMorgan Active Small Cap Value ETF (2)	JPMorgan Nasdaq Equity Premium Income ETF (3)
JPMorgan Active Value ETF (3)	JPMorgan U.S. Tech Leaders ETF (4)
JPMorgan Equity Premium Income ETF (3)

(1) Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period August 8, 2022 (commencement of operations) through June 30, 2023

(2) Statement of operations for the year ended June 30, 2024, and statement of changes in net assets for the year ended June 30, 2024 and the period March 7, 2023 (commencement of operations) through June 30, 2023

(3) Statement of operations for the year ended June 30, 2024 and statement of changes in net assets for the years ended June 30, 2024 and 2023
(4) Statement of operations and statement of changes in net assets for the period October 4, 2023 (commencement of operations) through June 30, 2024
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

56	J.P. Morgan Exchange-Traded Funds	June 30, 2024

TAX LETTER
(Unaudited)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024:
Dividends Received Deduction
JPMorgan Active Growth ETF	100.00%
JPMorgan Active Small Cap Value ETF	100.00
JPMorgan Active Value ETF	100.00
JPMorgan Equity Premium Income ETF	17.11
JPMorgan Market Expansion Enhanced Equity ETF	77.15
JPMorgan Nasdaq Equity Premium Income ETF	7.21
Qualified Dividend Income (QDI)
Each Fund listed below had the following amount, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024:
Qualified Dividend Income
JPMorgan Active Growth ETF	$1,449,368
JPMorgan Active Small Cap Value ETF	138,781
JPMorgan Active Value ETF	14,678,345
JPMorgan Equity Premium Income ETF	432,368,028
JPMorgan Market Expansion Enhanced Equity ETF	9,260,615
JPMorgan Nasdaq Equity Premium Income ETF	61,189,983

June 30, 2024	J.P. Morgan Exchange-Traded Funds	57

THIS PAGE IS INTENTIONALLY LEFT BLANK

THIS PAGE IS INTENTIONALLY LEFT BLANK

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Funds' Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. Each Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of each Fund's policies and procedures with respect to the disclosure of each Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Funds' website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds' voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds' website at www.jpmorganfunds.com no later than August 31 of each year. The Funds' proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-ETF-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

Annual Report
J.P. Morgan Exchange-Traded Funds
June 30, 2024
Fund	Ticker	Listing Exchange
JPMorgan Equity Focus ETF	JPEF	The NASDAQ Stock Market® LLC

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.
Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets.
Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objectives, strategies and risks. Call J.P. Morgan Exchange-Traded Funds at (844) 457-6383 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.
Shares are bought and sold throughout the day on an exchange at market price (not at net asset value) through a brokerage account, and are not individually subscribed and redeemed from the Fund. Shares may only be subscribed and redeemed directly from the Fund by Authorized Participants, in large creation/redemption units. Brokerage commissions will reduce returns.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Banks — 4.6%
Bank of America Corp.	400,447	15,925,777
M&T Bank Corp.	97,398	14,742,161
		30,667,938
Biotechnology — 5.1%
AbbVie, Inc.	88,518	15,182,607
Regeneron Pharmaceuticals, Inc. *	17,773	18,679,956
		33,862,563
Broadline Retail — 5.9%
Amazon.com, Inc. *	203,373	39,301,832
Building Products — 2.2%
Trane Technologies plc	45,361	14,920,594
Capital Markets — 1.9%
Morgan Stanley	127,075	12,350,419
Construction & Engineering — 1.3%
Quanta Services, Inc.	34,157	8,678,952
Construction Materials — 1.4%
Martin Marietta Materials, Inc.	17,039	9,231,730
Consumer Finance — 2.7%
Capital One Financial Corp.	128,664	17,813,531
Containers & Packaging — 1.3%
Packaging Corp. of America	48,001	8,763,063
Electric Utilities — 2.0%
NextEra Energy, Inc.	191,083	13,530,587
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	46,302	18,835,654
Mastercard, Inc., Class A	34,331	15,145,464
		33,981,118
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc.	35,418	5,666,880
Health Care Providers & Services — 1.8%
UnitedHealth Group, Inc.	23,684	12,061,314
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	2,098	8,311,227
McDonald's Corp.	42,989	10,955,317
		19,266,544
Household Products — 2.6%
Procter & Gamble Co. (The)	106,525	17,568,103
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	58,656	12,525,402
INVESTMENTS	SHARES	VALUE($)

Insurance — 2.8%
Loews Corp.	246,340	18,411,452
Interactive Media & Services — 7.5%
Alphabet, Inc., Class C	96,181	17,641,519
Meta Platforms, Inc., Class A	64,627	32,586,226
		50,227,745
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	15,426	8,530,578
Oil, Gas & Consumable Fuels — 5.7%
EOG Resources, Inc.	155,084	19,520,423
Kinder Morgan, Inc.	943,442	18,746,193
		38,266,616
Personal Care Products — 1.5%
Kenvue, Inc.	541,951	9,852,669
Pharmaceuticals — 2.1%
Eli Lilly & Co.	15,492	14,026,147
Retail REITs — 1.7%
Regency Centers Corp.	177,916	11,066,375
Semiconductors & Semiconductor Equipment — 13.5%
Advanced Micro Devices, Inc. *	76,686	12,439,236
Broadcom, Inc.	11,527	18,506,944
Lam Research Corp.	11,912	12,684,493
NVIDIA Corp.	372,498	46,018,403
		89,649,076
Software — 11.3%
Intuit, Inc.	18,980	12,473,846
Microsoft Corp.	116,078	51,881,062
Palo Alto Networks, Inc. *	31,197	10,576,095
		74,931,003
Specialized REITs — 2.0%
Public Storage	46,950	13,505,167
Specialty Retail — 3.0%
Home Depot, Inc. (The)	34,166	11,761,304
TJX Cos., Inc. (The)	73,838	8,129,564
		19,890,868
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	92,366	19,454,127
Total Common Stocks (Cost $512,891,465)		658,002,393
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	1

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF June 30, 2024 (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.1%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b) (Cost $7,574,399)	7,572,884	7,574,399
Total Investments — 100.0% (Cost $520,465,864)		665,576,792
Liabilities in Excess of Other Assets — (0.0)% ^		(84,147)
NET ASSETS — 100.0%		665,492,645

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
SEE NOTES TO FINANCIAL STATEMENTS.

2	J.P. Morgan Exchange-Traded Funds	June 30, 2024

STATEMENT OF ASSETS AND LIABILITIES
AS OF June 30, 2024

JPMorgan Equity Focus ETF
ASSETS:
Investments in non-affiliates, at value	$658,002,393
Investments in affiliates, at value	7,574,399
Cash	32,202
Receivables:
Dividends from non-affiliates	189,736
Dividends from affiliates	15,276
Total Assets	665,814,006
LIABILITIES:
Accrued liabilities:
Investment advisory fees	167,985
Administration fees	39,642
Printing and mailing costs	5,021
Custodian and accounting fees	6,466
Trustees’ and Chief Compliance Officer’s fees	41
Other	102,206
Total Liabilities	321,361
Net Assets	$665,492,645
NET ASSETS:
Paid-in-Capital	$520,141,664
Total distributable earnings (loss)	145,350,981
Total Net Assets	$665,492,645
Outstanding number of shares (unlimited number of shares authorized - par value $0.0001) (a)	10,680,111
Net asset value, per share	$62.31
Cost of investments in non-affiliates	$512,891,465
Cost of investments in affiliates	7,574,399

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	3

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED June 30, 2024

JPMorgan Equity Focus ETF (a)
INVESTMENT INCOME:
Interest income from non-affiliates	$1,052
Interest income from affiliates	622
Dividend income from non-affiliates	5,078,040
Dividend income from affiliates	406,108
Total investment income	5,485,822
EXPENSES:
Investment advisory fees	1,947,601
Administration fees	292,141
Distribution fees (See Note 3.C.)	7,788
Service fees (See Note 3.D.)	32,878
Custodian and accounting fees	25,436
Professional fees	62,131
Trustees’ and Chief Compliance Officer’s fees	25,259
Printing and mailing costs	50,327
Registration and filing fees	106,873
Transfer agency fees (See Note 2.F.)	635
Other	8,369
Total expenses	2,559,438
Less fees waived	(57,119)
Less expense reimbursements	(512,086)
Net expenses	1,990,233
Net investment income (loss)	3,495,589
REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	9,832,831
Investments in affiliates	(1,734)
In-kind redemptions of investments in non-affiliates (See Note 4)	25,309,190
Net realized gain (loss)	35,140,287
Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	74,366,275
Investments in affiliates	(950)
Change in net unrealized appreciation/depreciation	74,365,325
Net realized/unrealized gains (losses)	109,505,612
Change in net assets resulting from operations	$113,001,201

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

4	J.P. Morgan Exchange-Traded Funds	June 30, 2024

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

	JPMorgan Equity Focus ETF (a)
	Year Ended June 30, 2024	Year Ended June 30, 2023
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,495,589	$743,306
Net realized gain (loss)	35,140,287	(9,034,286)
Change in net unrealized appreciation/depreciation	74,365,325	45,986,915
Change in net assets resulting from operations	113,001,201	37,695,935
DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions to shareholders	(1,316,197)	(3,051,424)
CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	309,260,529	29,979,204
NET ASSETS:
Change in net assets	420,945,533	64,623,715
Beginning of period	244,547,112	179,923,397
End of period	$665,492,645	$244,547,112

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	5

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED (continued)

	JPMorgan Equity Focus ETF (a)
	Year Ended June 30, 2024	Year Ended June 30, 2023
CAPITAL TRANSACTIONS: (b)
Proceeds from shares issued	$391,175,887	$35,914,400
Distributions reinvested	—	698,903
Cost of shares redeemed	(61,925,296)	(7,647,667)
Change in net assets resulting from capital transactions	329,250,591	28,965,636
Class A
Proceeds from shares issued	450,351	8,559,065
Distributions reinvested	—	285,422
Cost of shares redeemed	(1,157,346)	(6,815,608)
Change in net assets resulting from Class A capital transactions	(706,995)	2,028,879
Class C
Proceeds from shares issued	58,082	2,371,427
Distributions reinvested	—	102,463
Cost of shares redeemed	(729,187)	(3,880,016)
Change in net assets resulting from Class C capital transactions	(671,105)	(1,406,126)
Class I
Proceeds from shares issued	3,283,083	49,318,384
Distributions reinvested	—	1,948,648
Cost of shares redeemed	(21,895,045)	(50,876,217)
Change in net assets resulting from Class I capital transactions	(18,611,962)	390,815
Total change in net assets resulting from capital transactions	$309,260,529	$29,979,204

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Equity Focus Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. Morgan Exchange-Traded Funds	June 30, 2024

	JPMorgan Equity Focus ETF (a)
	Year Ended June 30, 2024	Year Ended June 30, 2023
SHARE TRANSACTIONS: (b)
Issued	7,109,341	1,185,619
Reinvested	—	23,894
Redeemed	(1,083,726)	(249,648)
Change in Shares	6,025,615	959,865
Class A
Issued	9,067	289,256
Reinvested	—	9,870
Redeemed	(23,269)	(233,236)
Change in Class A Shares	(14,202)	65,890
Class C
Issued	1,184	87,972
Reinvested	—	3,773
Redeemed	(14,690)	(132,233)
Change in Class C Shares	(13,506)	(40,488)
Class I
Issued	66,311	1,633,557
Reinvested	—	65,843
Redeemed	(439,873)	(1,673,338)
Change in Class I Shares	(373,562)	26,062

(a)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund ("Acquired Fund") in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by JPMorgan Equity Focus ETF and will be used going forward. As a result, the information prior to close of business on July 28, 2023, reflects that of the Acquired Fund's Class R6 Shares. The Acquired Fund ceased operations as of the date of the reorganization. See Note 1.
(b)
Reflects reorganization from JPMorgan Equity Focus Fund on July 28, 2023. See Note 1.
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	7

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance (a)
		Investment operations			Distributions
	Net asset value beginning of period	Net investment income (loss)(b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total Distributions
JPMorgan Equity Focus ETF (f)
Year Ended June 30, 2024	$48.33	$0.56	$13.62	$14.18	$(0.20)	$—	$(0.20)
Year Ended June 30, 2023	41.37	0.26	7.41	7.67	(0.21)	(0.50)	(0.71)
Year Ended June 30, 2022	50.79	0.23	(3.91)	(3.68)	(0.16)	(5.58)	(5.74)
Year Ended June 30, 2021	38.86	0.26	17.20	17.46	(0.33)	(5.20)	(5.53)
Year Ended June 30, 2020	43.46	0.43	2.41	2.84	(0.34)	(7.10)	(7.44)

(a)	Per share amounts reflect the conversion of the Acquired Fund into the Fund as of the close of business on July 28, 2023. See Note 1.
(b)	Calculated based upon average shares outstanding.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
JPMorgan Equity Focus ETF acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Market price returns are calculated using the official closing price of the JPMorgan Equity Focus ETF on the listing exchange as of the time that the JPMorgan Equity Focus ETF's NAV is calculated. Prior to the JPMorgan Equity Focus ETF's listing on July 31, 2023, the NAV performance of the Class R6 Shares of the Acquired Fund are used as proxy market price returns.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)
JPMorgan Equity Focus ETF (the “Fund”) acquired all of the assets and liabilities of the JPMorgan Equity Focus Fund (“Acquired Fund”) in a reorganization that occurred as of the close of business on July 28, 2023. Performance and financial history of the Acquired Fund’s Class R6 Shares have been adopted by the Fund and will be used going forward. As a result, the financial highlight information reflects that of the Acquired Fund’s Class R6 Shares for the period July 1, 2019 up through the reorganization.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. Morgan Exchange-Traded Funds	June 30, 2024

		Ratios/Supplemental data
					Ratios to average net assets
Net asset value, end of period	Market price, end of period	Total Return(c)	Market price total return(d)	Net assets, end of period	Net expenses(e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate

$62.31	$62.36	29.43%	29.54%	$665,492,645	0.50%	1.01%	0.64%	41%
48.33	48.33	18.85	18.85	73,543,793	0.60	0.60	0.68	41
41.37	41.37	(8.87)	(8.87)	35,124,561	0.60	0.47	0.69	29
50.79	50.79	47.82	47.82	34,054,483	0.60	0.55	0.73	58
38.86	38.86	6.39	6.39	23,880,786	0.60	1.06	0.83	44
SEE NOTES TO FINANCIAL STATEMENTS.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	9

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024
1. Organization
J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) was formed on February 25, 2010, and is governed by a Declaration of Trust as amended and restated February 19, 2014, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. JPMorgan Equity Focus ETF (the “Fund”) is a separate diversified series of the Trust covered in this report.
As of the close of business on July 28, 2023 (the "Closing Date"), pursuant to an Agreement and Plan of Reorganization and Liquidation previously approved by the Board of Trustees of the Trust (the “Board”), JPMorgan Equity Focus Fund (a mutual fund) (the “Acquired Fund” or “Equity Focus Fund”), a series of JPMorgan Trust I, was reorganized (the "Reorganization") into the Fund, a newly created exchange-traded fund. Following the Reorganization, the Acquired Fund’s performance (Class R6 Shares) and financial history were adopted by the Fund. In connection with the Reorganization, each shareholder of the Acquired Fund (except as noted below) received shares of the Fund equal in value to the number of shares of the Acquired Fund they owned on the Closing Date, including a cash payment in lieu of fractional shares of the Fund, which cash payment might have been taxable. Shareholders of the Acquired Fund who did not hold their shares through a brokerage account that could accept shares of the Fund on the Closing Date had their Acquired Fund shares liquidated, and such shareholders received cash equal in value to their Acquired Fund shares, which cash payment might have been taxable. Shareholders of the Acquired Fund who held their shares through a fund direct individual retirement account and did not take action prior to the Reorganization had their Acquired Fund shares exchanged for Morgan Shares of JPMorgan U.S. Government Money Market Fund equal in value to their Acquired Fund shares. The Fund has the same investment adviser, investment objective and fundamental investment policies and substantially similar investment strategies as the Acquired Fund. Effective as of the close of business on the Closing Date, the Acquired Fund ceased operations in connection with the consummation of the Reorganization.
J.P. Morgan Investment Management Inc. (“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as adviser (the “Adviser”) and administrator (the “Administrator”) to the Fund.
Costs incurred by the Fund and the Acquired Fund associated with the Reorganization (including the legal costs associated with the Reorganization) were borne by the Adviser by waiving fees or reimbursing expenses to offset the costs incurred by the Fund and Acquired Fund associated with the Reorganization, including any brokerage fees and expenses incurred by the Fund and Acquired Fund related to the disposition and acquisition of assets as part of a Reorganization. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that were incurred in the ordinary course of business were borne by the Fund and the Acquired Fund. The management fee of the Fund is the same as the management fee of the Acquired Fund. The total annual fund operating expenses of the Fund are expected to be lower than the net expenses of each share class of the Acquired Fund after taking into consideration the expense limitation agreement the Adviser has entered into with the Fund for a term ending on July 31, 2026. The Reorganization did not result in the material change to the Acquired Fund's portfolio holdings. There are no material differences in accounting policies of the Acquired Fund as compared to those of the Fund.
The Fund did not purchase or sell securities following the Reorganization for purposes of realigning its investment portfolio. Accordingly, the Reorganization of the Acquired Fund did not affect the Fund’s portfolio turnover ratio for the year ended June 30, 2024.
The investment objective of the Fund is to seek long term capital appreciation.
Shares of the Fund are listed and traded at market price on The NASDAQ Stock Market® LLC. Market prices for the Fund’s shares may be different from its net asset value (“NAV”). The Fund issues and redeems its shares on a continuous basis, through JPMorgan Distribution Services, Inc. (the “Distributor” or “JPMDS”), an indirect, wholly-owned subsidiary of JPMorgan, at NAV in large blocks of shares, referred to as “Creation Units". Creation Units are issued and redeemed in exchange for a basket of securities and/or cash. Shares are generally traded in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Only individuals or institutions that have entered into an authorized participant agreement with the Distributor may do business directly with the Fund (each, an “Authorized Participant”).
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect (i) the reported amounts of assets and liabilities, (ii) disclosure of contingent assets and liabilities at the date of the financial statements, and (iii) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
A. Valuation of Investments— Investments are valued in accordance with GAAP and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board, which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the 1940 Act, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations

10	J.P. Morgan Exchange-Traded Funds	June 30, 2024

for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$665,576,792	$—	$—	$665,576,792

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Restricted Securities— Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the NAV of the Fund.
As of June 30, 2024, the Fund had no investments in restricted securities including securities sold to the Fund under Rule 144A and/or Regulation S under the Securities Act.
C. Securities Lending — The Fund is authorized to engage in securities lending in order to generate additional income. The Fund is able to lend to approved borrowers. Citibank N.A. (“Citibank”) serves as lending agent for the Fund, pursuant to a Securities Lending Agency Agreement (the “Securities Lending Agency Agreement”). Securities loaned are collateralized by cash equal to at least 100% of the market value plus accrued interest on the securities lent, which is invested in the Class IM Shares of the JPMorgan U.S. Government Money Market Fund and the Agency SL Class Shares of the JPMorgan Securities Lending Money Market Fund. The Fund retains the interest earned on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Fund). Upon termination of a loan, the Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.
The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statement of Operations as Income from securities lending (net). The Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statement of Operations.
Under the Securities Lending Agency Agreement, Citibank marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities (105% for loans of non-U.S. securities), Citibank requests additional cash from

June 30, 2024	J.P. Morgan Exchange-Traded Funds	11

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest (105% for loans of non-U.S. securities), subject to certain de minimis amounts.
The value of securities out on loan is recorded as an asset on the Statement of Assets and Liabilities. The value of the cash collateral received is recorded as a liability on the Statement of Assets and Liabilities and details of collateral investments are disclosed on the SOI.
The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the collateral investments declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, the Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the collateral investments to fund the payment of this liability. Securities lending activity is subject to master netting arrangements.
Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. Subject to certain conditions, Citibank has agreed to indemnify the Fund from losses resulting from a borrower’s failure to return a loaned security.
The Fund did not lend out any securities during the year ended June 30, 2024.
D. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the year ended June 30, 2024*
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at June 30, 2024	Shares at June 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.39% (a) (b)	$2,664,835	$60,390,256	$55,478,008	$(1,734)	$(950)	$7,574,399	7,572,884	$406,108	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of June 30, 2024.
*
Following the Reorganization, the Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period July 1, 2023 through July 28, 2023.

E. Security Transactions and Investment Income— Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis.
Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.
To the extent such information is publicly available, the Fund records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as necessary, once the issuers provide information about the actual composition of the distributions.
F. Allocation of Income and Expenses— Expenses directly attributable to the Fund are charged directly to the Fund, while the expenses attributable to more than one fund of the Trust are allocated among the applicable funds.
Transfer agency fees charged to the Acquired Fund were class-specific expenses. The amount of the transfer agency fees charged to each share class of the Acquired Fund for the period July 1, 2023 through Closing Date for for the Fund were as follows:
	Class A	Class C	Class I	ETF Shares	Total
Transfer agency fees	$232	$51	$307	$45	$635

12	J.P. Morgan Exchange-Traded Funds	June 30, 2024

G. Federal Income Taxes— The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund's tax positions for all open tax years and has determined that as of June 30, 2024, no liability for Federal income tax is required in the Fund's financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund's Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
H. Distributions to Shareholders— Distributions from net investment income, if any, are generally declared and paid at least annually. Net realized capital gains, if any, are distributed at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax basis treatment.
The following amounts were reclassified within the capital accounts:
Paid-in-Capital	Accumulated undistributed (distributions in excess of) net investment income	Accumulated net realized gains (losses)
$25,116,801	$—	$(25,116,801)
The reclassifications for the Fund relate primarily to redemptions in-kind.
3. Fees and Other Transactions with Affiliates
A. Investment Advisory Fee— Pursuant to an Investment Advisory Agreement, the Adviser manages the investments of the Fund and for such services is paid a fee. The investment advisory fee is accrued daily and paid monthly at an annual rate of 0.50% of the Fund's average daily net assets.
B. Administration Fee— Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.075% of the first $10 billion of the Fund's average daily net assets, plus 0.050% of the Fund's average daily net assets between $10 billion and $20 billion, plus 0.025% of the Fund's average daily net assets between $20 billion and $25 billion, plus 0.010% of the Fund's average daily net assets in excess of $25 billion. For the year ended June 30, 2024, the effective rate was 0.075% of the Fund's average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.
The Administrator waived administration fees as outlined in Note 3.G.
JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund's sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the administration fees payable to JPMIM.
C. Distribution Fees— Up through the Closing Date, pursuant to a distribution agreement with the Trust (the "Distribution Agreement"), JPMDS, an indirect, wholly-owned subsidiary of JPMorgan, served as the Acquired Fund's principal underwriter and promoted and arranged for the sale of the Acquired Fund's shares.
Up through the Closing Date, the Acquired Fund's Board had adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Acquired Fund, as applicable, pursuant to Rule 12b-1 under the 1940 Act. Class I and Class R6 Shares of the Acquired Fund did not charge a distribution fee. The Distribution Plan provided that the Acquired Fund shall pay, with respect to the applicable share classes, distribution fees, including payments to JPMDS, at annual rates of the average daily net assets as shown in the table below:
Class A	Class C
0.25%	0.75%
For the period July 1, 2023 through the Closing Date, JPMDS waived its distribution fee for the Acquired Fund.
In addition, up through the Closing Date, JPMDS was entitled to receive the front-end sales charges from purchases of Class A Shares and the contingent deferred sales charge ("CDSC") from redemptions of Class C Shares and certain Class A Shares of the Acquired Fund for which front-end sales charges have been waived. For the period July 1, 2023 through the Closing Date, JPMDS did not retain any front-end sales charges or CDSCs.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	13

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
D. Service Fees— Up through the Closing Date, JPMorgan Trust I, on behalf of the Acquired Fund, had entered into a Shareholder Servicing Agreement with JPMDS under which JPMDS provided certain support services to fund shareholders. For performing these services, JPMDS received a fee with respect to all share classes of the Acquired Fund, except Class R6 Shares which did not charge a service fee, that was accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:
Class A	Class C	Class I
0.25%	0.25%	0.25%
Prior to the Closing Date, JPMDS had entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invested in the Acquired Fund. Pursuant to such contracts, JPMDS paid all or a portion of such fees earned to financial intermediaries for performing such services.
JPMDS waived service fees as outlined in Note 3.G.
E. Custodian, Accounting and Transfer Agent Fees— JPMCB provides portfolio custody, accounting and transfer agency services (effective as of the Closing Date) to the Fund. For performing these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. The amounts paid directly to JPMCB by the Fund for transfer agency services are included in Transfer agency fees on the Statement of Operations.
Additionally, Authorized Participants generally pay transaction fees associated with the creation and redemption of Fund shares. These fees are used to offset certain custodian charges incurred by the Fund for these transactions.
Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.
Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.
F. Distribution Services— The Distributor or its agent distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. JPMDS receives no fees for their distribution services under the Distribution Agreement. Although the Trust does not pay any fees under the Distribution Agreement, JPMIM pays JPMDS for certain distribution related services.
G. Waivers and Reimbursements—The Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed 0.50% of the Fund's average daily net assets.
The expense limitation agreement was in effect from the Closing Date through June 30, 2024, and the contractual expense limitation is in place until at least July 31, 2026.
Prior to the Closing Date, the Adviser, Administrator and/or JPMDS had contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections and extraordinary expenses) exceed the percentages of the Fund's respective average daily net assets as shown in the table below:
Class A	Class C	Class I	Class R6
1.10%	1.60%	0.85%	0.60%
For the year ended June 30, 2024, the Fund's service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.
Contractual Waivers					Voluntary Waivers
Investment Advisory Fees	Administration Fees	Service Fees	Total	Contractual Reimbursements	12b-1
$27,748	$13,203	$484	$41,435	$511,953	$7,788
Additionally, the Fund may invest in one or more money market funds advised by the Adviser (affiliated money market funds). The Adviser, Administrator and/or JPMDS, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund, except for investments of securities lending cash collateral. None of these parties expect the Fund to repay any such waived fees and/ or reimbursed expenses in future years.
The amount of these waivers resulting from investments in these money market funds for the year ended June 30, 2024 was $7,896.

14	J.P. Morgan Exchange-Traded Funds	June 30, 2024

JPMIM voluntarily agreed to reimburse the Fund for the Trustee Fees paid to one of the interested Trustees. For the year ended June 30, 2024, the amount of this reimbursement was $133.
H. Other— Certain officers of the Trust are affiliated with the Adviser, the Administrator and JPMDS. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.
The Board designated and appointed a Chief Compliance Officer to the Fund pursuant to Rule 38a-1 under the 1940 Act. The Fund, along with certain other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.
The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.
The Fund used related party broker-dealers during the year ended June 30, 2024, and incurred brokerage commissions with broker-dealers affiliated with the Adviser in the amount of $3.
The Securities and Exchange Commission ("SEC") has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable money market instruments, subject to certain conditions.
4. Investment Transactions
During the year ended June 30, 2024, purchases and sales of investments (excluding short-term investments) were as follows:
Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$157,687,022	$167,877,066
For the year ended June 30, 2024, in-kind transactions associated with creations and redemptions were as follows:
In-Kind Purchases	In-Kind Sales
$369,313,378	$52,096,119
During the year ended June 30, 2024, the Fund delivered portfolio securities for the redemption of Fund shares (in-kind redemptions). Cash and portfolio securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each in-kind redemption transaction.
5. Federal Income Tax Matters
For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2024 were as follows:
Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$522,631,384	$145,922,926	$2,977,518	$142,945,408
The difference between book and tax basis appreciation (depreciation) is primarily attributed to wash sale loss deferrals.
The tax character of distributions paid during the year ended June 30, 2024 was as follows:
Ordinary Income*	Total Distributions Paid
$1,316,197	$1,316,197

*	Short-term gain distributions are treated as ordinary income for income tax purposes.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	15

NOTES TO FINANCIAL STATEMENTS
AS OF June 30, 2024 (continued)
The tax character of distributions paid during the year ended June 30, 2023 was as follows:
Ordinary Income*	Net Long-Term Capital Gains	Total Distributions Paid
$682,023	$2,369,401	$3,051,424

*	Short-term gain distributions are treated as ordinary income for income tax purposes.
As of June 30, 2024, the estimated components of net assets (excluding paid-in-capital) on a tax basis were as follows:
Current Distributable Ordinary Income	Current Distributable Long-Term Capital Gain (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
$2,455,936	$(5,982)	$142,945,408
The cumulative timing differences primarily consist of wash sale loss deferrals.
As of June 30, 2024, the Fund had net capital loss carryforwards, which are available to offset future realized gains:
Capital Loss Carryforward Character
Short-Term
$5,982
During the year ended June 30, 2024, the Fund utilized capital loss carryforwards as follows:
Capital Loss Utilized
Short-Term	Long-Term
$3,301,053	$99,741
6. Capital Share Transactions
The Trust issues and redeems shares of the Fund only in Creation Units through the Distributor at NAV. Capital shares transactions detail can be found in the Statements of Changes in Net Assets.
Shares of the Fund may only be purchased or redeemed by Authorized Participants. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Fund's shares outstanding and act as executing or clearing broker for investment transactions on behalf of the Fund. An Authorized Participant is either (1) a “Participating Party” or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”); or (2) a DTC Participant; which, in either case, must have executed an agreement with the Distributor.
Creation Units of the Fund may be created in advance of receipt by the Trust of all or a portion of the applicable basket of equity securities and other instruments (“Deposit Instruments”) and cash as described in the Fund's registration statement. In these instances, the initial Deposit Instruments and cash must be deposited in an amount equal to the sum of the cash amount, plus at least 105% for the Fund of the market value of undelivered Deposit Instruments. A transaction fee may be imposed to offset transfer and other transaction costs associated with the purchase or redemption of Creation Units.
7. Borrowings
Effective November 1, 2022, the Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase

16	J.P. Morgan Exchange-Traded Funds	June 30, 2024

agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).
The Fund had no borrowings outstanding from another fund, or loans outstanding to another fund, during the year ended June 30, 2024.
The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until October 29, 2024.
The Fund had no borrowings outstanding from the unsecured, uncommitted credit facility during the year ended June 30, 2024.
Effective August 8, 2023, the Trust, along with certain other trusts for J.P. Morgan Funds (“Borrowers”), has entered into an existing joint syndicated senior unsecured revolving credit facility totaling $1.5 billion (“Credit Facility”) with various lenders and The Bank of New York Mellon, as administrative agent for the lenders. Although the Trust is effectively part of the Credit Facility as of August 8, 2023, it was not eligible to draw on the Credit Facility, and did not incur costs associated with being a part of the Credit Facility.
This Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the terms of the Credit Facility, a borrowing fund must have a minimum of $25 million in adjusted net asset value and not exceed certain adjusted net asset coverage ratios prior to and during the time in which any borrowings are outstanding. If a fund does not comply with the aforementioned requirements, the fund must remediate within three business days with respect to the $25 million minimum adjusted net asset value or within one business day with respect to certain asset coverage ratios or the administrative agent at the request of, or with the consent of, the lenders may terminate the Credit Facility and declare any outstanding borrowings to be due and payable immediately.
Interest associated with any borrowing under the Credit Facility is charged to the borrowing fund at a rate of interest equal to 1.00%, plus the greater of the federal funds effective rate or the one-month Adjusted Secured Overnight Financing Rate (SOFR).
The Fund did not utilize the Credit Facility during the year ended June 30, 2024.
Effective May 31, 2024, the Fund is no longer part of the Credit Facility.
8. Risks, Concentrations and Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be brought against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in shares trading significantly above (at a premium) or below (at a discount) to the NAV or to the intraday value of the Fund's holdings. During such periods, investors may incur significant losses if shares are sold.
The Fund is subject to infectious disease epidemics/pandemics risk. The effects of any future pandemic or other global event to public health and business and market conditions, may have a significant negative impact on the performance of the Fund's investments, increase the Fund's volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken or may take actions in response to a pandemic or other global event that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund's investment performance. The ultimate impact of any pandemic or other global event and the extent to which the associated conditions and governmental responses impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to frequent changes.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of J.P. Morgan Exchange-Traded Fund Trust and Shareholders of JPMorgan Equity Focus ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of JPMorgan Equity Focus ETF (one of the funds constituting J.P. Morgan Exchange-Traded Fund Trust, referred to hereafter as the “Fund”) as of June 30, 2024, the related statement of operations for the year ended June 30, 2024, the statement of changes in net assets for each of the two years in the period ended June 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2024 and the financial highlights for each of the five years in the period ended June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
New York, New York
August 27, 2024
We have served as the auditor of one or more investment companies in the JPMorgan Funds complex since 1993.

18	J.P. Morgan Exchange-Traded Funds	June 30, 2024

TAX LETTER
(Unaudited)
(Dollar values in thousands)
Certain tax information for the J.P. Morgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended June 30, 2024. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2024. The information necessary to complete your income tax returns for the calendar year ending December 31, 2024 will be provided under separate cover.
Dividends Received Deduction (DRD)
The Fund had 100.00%, or maximum allowable percentage, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders for the fiscal year ended June 30, 2024.
Qualified Dividend Income (QDI)
The Fund had $1,316,197, or maximum allowable amount, of ordinary income distributions treated as qualified dividends for the fiscal year ended June 30, 2024.

June 30, 2024	J.P. Morgan Exchange-Traded Funds	19

J.P. Morgan Exchange-Traded Funds are distributed by JPMorgan Distribution Services, Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the Funds.
Contact J.P. Morgan Exchange-Traded Funds at 1-844-457-6383 (844-4JPM ETF) for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risks as well as charges and expenses of the fund before investing. The prospectus contains this and other information about the fund. Read the prospectus carefully before investing.
Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure, by visiting www.sipc.org or by calling SIPC at 202-371-8300.
The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its report on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund's quarterly holdings can be found by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's holdings is available in the prospectus and Statement of Additional Information.
A copy of proxy policies and procedures is available without charge upon request by calling 1-844-457-6383 and on the Fund's website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund's voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund's website at www.jpmorganfunds.com no later than August 31 of each year. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the brand name for the asset management business of JPMorgan Chase & Co. and its affiliates worldwide.
© JPMorgan Chase & Co., 2024. All rights reserved. June 2024.
AN-CONV-ETF-624

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Refer to Item 7.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Refer to Item 7.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Code of Ethics applicable to its Principal Executive and Principal Financial Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2), exactly as set forth below:

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(1) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(2) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Exchange-Traded Fund Trust

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
September 6, 2024

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
September 6, 2024